UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (15.7%)
* priceline.com Inc.	168,500	36,817
H&R Block Inc.	1,565,150	35,404
Whirlpool Corp.	418,311	33,741
* Dollar Tree Inc.	634,847	30,663
* Dana Holding Corp.	2,304,025	24,976
Ross Stores Inc.	524,062	22,383
Wyndham Worldwide Corp.	1,059,983	21,380
* Aeropostale Inc.	564,750	19,230
DR Horton Inc.	1,657,402	18,016
Gannett Co. Inc.	1,071,050	15,905
Darden Restaurants Inc.	433,532	15,204
* Big Lots Inc.	478,485	13,866
* Tempur-Pedic International Inc.	569,999	13,469
Jarden Corp.	406,028	12,550
* Valassis Communications Inc.	638,580	11,660
Cablevision Systems Corp. Class A	444,400	11,474
Autoliv Inc.	259,514	11,252
* ITT Educational Services Inc.	106,500	10,220
* TRW Automotive Holdings Corp.	377,522	9,015
Scripps Networks Interactive Inc. Class A	206,437	8,567
Bob Evans Farms Inc.	291,151	8,429
* Warnaco Group Inc.	181,859	7,673
Polaris Industries Inc.	154,778	6,753
* WMS Industries Inc.	161,207	6,448
* Panera Bread Co. Class A	94,962	6,360
Meredith Corp.	188,820	5,825
* Jo-Ann Stores Inc.	160,138	5,803
Tupperware Brands Corp.	119,128	5,548
* Helen of Troy Ltd.	209,200	5,117
* Tenneco Inc.	269,495	4,778
Scholastic Corp.	160,174	4,778
* Denny's Corp.	2,133,380	4,672
* CEC Entertainment Inc.	141,718	4,524
* Rent-A-Center Inc.	251,798	4,462
Unifirst Corp.	91,803	4,417
Cooper Tire & Rubber Co.	201,121	4,032
* Beazer Homes USA Inc.	771,296	3,733
* Carter's Inc.	130,500	3,426
* Bally Technologies Inc.	79,890	3,299
Virgin Media Inc.	181,815	3,060
* NVR Inc.	4,200	2,985
* PF Chang's China Bistro Inc.	76,702	2,908
* JOS A Bank Clothiers Inc.	63,462	2,677
* La-Z-Boy Inc.	240,735	2,294
* Sally Beauty Holdings Inc.	298,124	2,281
* Lincoln Educational Services Corp.	102,718	2,226
Advance Auto Parts Inc.	45,600	1,846
* Steven Madden Ltd.	42,978	1,772
* Steiner Leisure Ltd.	43,348	1,723

	Brinker International Inc.	98,300	1,467
*	Isle of Capri Casinos Inc.	187,800	1,405
*	Group 1 Automotive Inc.	48,084	1,363
*	Corinthian Colleges Inc.	93,600	1,289
*	Papa John's International Inc.	50,000	1,168
*	Career Education Corp.	48,800	1,137
	Sonic Automotive Inc. Class A	108,739	1,130
	Cracker Barrel Old Country Store Inc.	28,823	1,095
	Ltd Brands Inc.	56,600	1,089
*	Timberland Co. Class A	56,140	1,007
*	Domino's Pizza Inc.	117,600	985
*	AFC Enterprises Inc.	120,526	983
*,^ Talbots Inc.		109,600	976
*	Stein Mart Inc.	75,445	804
*	Dolan Media Co.	64,300	656
*	Pier 1 Imports Inc.	125,900	641
	Thor Industries Inc.	20,200	634
	Weight Watchers International Inc.	21,522	628
	Service Corp. International	67,007	549
	Cato Corp. Class A	26,594	533
*	NetFlix Inc.	9,500	524
	MDC Holdings Inc.	16,500	512
*	EW Scripps Co. Class A	69,661	485
*	HSN Inc.	23,900	483
	Journal Communications Inc. Class A	122,590	477
	Stage Stores Inc.	37,900	468
	Big 5 Sporting Goods Corp.	27,100	466
	Chipotle Mexican Grill Inc. Class A	4,600	406
*	AutoNation Inc.	19,800	379
*	Cheesecake Factory Inc.	14,900	322
	CSS Industries Inc.	16,083	313
	Sturm Ruger & Co. Inc.	30,930	300
*	Borders Group Inc.	245,379	290
*	LIN TV Corp. Class A	63,642	284
*	Asbury Automotive Group Inc.	23,800	274
	DeVry Inc.	4,000	227
	Cinemark Holdings Inc.	15,000	216
*	Standard Pacific Corp.	51,000	191
*	Hanesbrands Inc.	7,800	188
	American Greetings Corp. Class A	8,300	181
	Leggett & Platt Inc.	8,500	173
	Dillard's Inc. Class A	8,700	160
*	Knology Inc.	13,471	147
	Jones Apparel Group Inc.	8,700	140
	World Wrestling Entertainment Inc. Class A	8,471	130
	Sinclair Broadcast Group Inc. Class A	26,200	106
*	Ruby Tuesday Inc.	6,900	50
*	Brookfield Homes Corp.	5,400	43
			527,115
Consumer Staples (3.8%)
	Dr Pepper Snapple Group Inc.	1,245,608	35,251
	Del Monte Foods Co.	1,667,361	18,908
	Estee Lauder Cos. Inc. Class A	241,600	11,684
	Mead Johnson Nutrition Co. Class A	236,860	10,351
*	Revlon Inc. Class A	567,826	9,659
	Herbalife Ltd.	199,529	8,095
*	Central Garden and Pet Co. Class A	532,079	5,289

	Universal Corp.	109,836	5,010
	Lancaster Colony Corp.	97,518	4,847
	Nash Finch Co.	117,511	4,358
	Andersons Inc.	99,245	2,562
*	Chiquita Brands International Inc.	119,911	2,163
	Tyson Foods Inc. Class A	174,200	2,137
*	Central Garden and Pet Co.	165,251	1,768
*	American Italian Pasta Co.	32,568	1,133
*	Whole Foods Market Inc.	34,400	944
	PepsiAmericas Inc.	29,205	854
	Casey's General Stores Inc.	25,300	808
	Sanderson Farms Inc.	17,100	721
*	Alliance One International Inc.	93,135	454
*	Prestige Brands Holdings Inc.	38,942	306
	SUPERVALU Inc.	15,000	191
*	United Natural Foods Inc.	6,000	160
	Hormel Foods Corp.	3,900	150
	Diamond Foods Inc.	3,900	139
	Coca-Cola Bottling Co. Consolidated	1,000	54
			127,996
Energy (6.7%)
	Helmerich & Payne Inc.	705,342	28,129
*	FMC Technologies Inc.	446,700	25,837
	Tidewater Inc.	482,583	23,140
*	Cameron International Corp.	508,200	21,243
	El Paso Corp.	1,718,554	16,893
	Tesoro Corp.	1,159,700	15,714
*	Stone Energy Corp.	631,998	11,408
*	Newfield Exploration Co.	226,251	10,912
	World Fuel Services Corp.	365,424	9,790
*	Oil States International Inc.	239,728	9,419
*	Dresser-Rand Group Inc.	230,860	7,297
*,^ ATP Oil & Gas Corp.		366,335	6,697
*	Oceaneering International Inc.	103,310	6,046
	CARBO Ceramics Inc.	66,566	4,538
*	Tetra Technologies Inc.	343,700	3,808
*	USEC Inc.	750,293	2,889
*	Matrix Service Co.	246,815	2,629
	Southern Union Co.	109,642	2,489
*	Pride International Inc.	74,900	2,390
*	Rowan Cos. Inc.	103,000	2,332
*	Bristow Group Inc.	50,899	1,957
*	Nabors Industries Ltd.	88,562	1,939
*	Rosetta Resources Inc.	65,345	1,302
*	Gulfmark Offshore Inc.	38,200	1,081
*	James River Coal Co.	47,765	885
*	Global Industries Ltd.	118,930	848
*	Patriot Coal Corp.	53,832	832
*	Gulfport Energy Corp.	48,500	555
	Consol Energy Inc.	11,000	548
*	Willbros Group Inc.	32,100	541
*	Cal Dive International Inc.	68,252	516
	EXCO Resources Inc.	23,200	493
	Cimarex Energy Co.	8,400	445
	Berry Petroleum Co. Class A	13,800	402
*	T-3 Energy Services Inc.	15,600	398
*	Warren Resources Inc.	140,200	343

	Core Laboratories NV	1,800	213
*	CVR Energy Inc.	21,012	144
*	International Coal Group Inc.	34,700	134
	Crosstex Energy Inc.	11,790	71
*	PHI Inc.	3,400	70
			227,317
Financials (18.1%)
	Unum Group	1,721,835	33,610
	Bank of Hawaii Corp.	639,864	30,112
	Cullen/Frost Bankers Inc.	546,053	27,303
*,^ American International Group Inc.		688,305	20,635
	Torchmark Corp.	453,847	19,947
	Platinum Underwriters Holdings Ltd.	503,800	19,290
	Discover Financial Services	1,182,995	17,402
*	Arch Capital Group Ltd.	181,492	12,986
	Host Hotels & Resorts Inc.	1,094,520	12,773
	Macerich Co.	326,023	11,721
*	CB Richard Ellis Group Inc. Class A	829,300	11,254
	Aspen Insurance Holdings Ltd.	441,500	11,236
	FirstMerit Corp.	551,366	11,105
	SL Green Realty Corp.	206,300	10,365
	Plum Creek Timber Co. Inc.	270,500	10,214
	Everest Re Group Ltd.	111,900	9,588
	Radian Group Inc.	1,309,005	9,569
	Rayonier Inc.	212,850	8,974
	Highwoods Properties Inc.	256,946	8,569
	Hospitality Properties Trust	360,300	8,543
	PartnerRe Ltd.	113,819	8,498
	UMB Financial Corp.	208,088	8,188
	BOK Financial Corp.	170,921	8,122
	Federated Investors Inc. Class B	281,330	7,737
	American Financial Group Inc.	304,944	7,608
	St Joe Co.	261,420	7,552
	HRPT Properties Trust	1,109,700	7,180
	Senior Housing Properties Trust	327,433	7,161
	Jones Lang LaSalle Inc.	116,900	7,061
	NBT Bancorp Inc.	338,230	6,890
	Oriental Financial Group Inc.	617,294	6,667
	Nelnet Inc. Class A	374,899	6,460
	Mack-Cali Realty Corp.	184,100	6,364
	Parkway Properties Inc.	286,175	5,958
	Mid-America Apartment Communities Inc.	123,308	5,953
	New York Community Bancorp Inc.	408,170	5,923
	City Holding Co.	169,855	5,491
	Brandywine Realty Trust	481,632	5,491
	Equity Lifestyle Properties Inc.	108,383	5,470
*	Ezcorp Inc. Class A	303,217	5,218
*	World Acceptance Corp.	138,335	4,957
	Sovran Self Storage Inc.	136,424	4,874
	Bank of the Ozarks Inc.	164,587	4,817
	Ares Capital Corp.	382,912	4,767
	Allied World Assurance Co. Holdings Ltd.	102,473	4,721
	Ventas Inc.	103,000	4,505
*	Credit Acceptance Corp.	106,759	4,495
	LTC Properties Inc.	162,194	4,339
	PS Business Parks Inc.	85,717	4,290
	Sun Communities Inc.	215,468	4,255

* Conseco Inc.	817,300	4,086
Potlatch Corp.	118,600	3,781
International Bancshares Corp.	184,025	3,484
Colonial Properties Trust	281,460	3,302
Reinsurance Group of America Inc. Class A	69,007	3,288
* Jefferies Group Inc.	137,200	3,256
Republic Bancorp Inc. Class A	155,011	3,193
Provident Financial Services Inc.	293,425	3,125
HCP Inc.	100,459	3,068
* AMERISAFE Inc.	167,433	3,009
Westamerica Bancorporation	51,819	2,869
* Knight Capital Group Inc. Class A	182,676	2,813
American Physicians Capital Inc.	90,768	2,752
First Financial Bankshares Inc.	48,210	2,614
Endurance Specialty Holdings Ltd.	69,026	2,570
Getty Realty Corp.	109,064	2,566
Cash America International Inc.	72,200	2,524
* MBIA Inc.	621,249	2,473
Community Bank System Inc.	126,961	2,452
Advance America Cash Advance Centers Inc.	435,025	2,419
ProLogis	175,900	2,408
Kilroy Realty Corp.	76,947	2,360
Bancfirst Corp.	60,015	2,223
* First Cash Financial Services Inc.	97,984	2,174
Pennsylvania Real Estate Investment Trust	256,400	2,169
* PHH Corp.	133,622	2,153
Employers Holdings Inc.	140,182	2,150
Prosperity Bancshares Inc.	47,800	1,934
Montpelier Re Holdings Ltd.	109,900	1,903
* FPIC Insurance Group Inc.	48,327	1,866
* Cardtronics Inc.	164,276	1,819
Suffolk Bancorp	59,241	1,759
CBL & Associates Properties Inc.	181,224	1,752
* Forestar Group Inc.	73,400	1,613
Arrow Financial Corp.	64,407	1,610
Tompkins Financial Corp.	37,252	1,509
Provident New York Bancorp	177,619	1,499
PMI Group Inc.	560,897	1,413
Nationwide Health Properties Inc.	38,640	1,359
^ Life Partners Holdings Inc.	61,105	1,295
LaSalle Hotel Properties	55,000	1,168
NewAlliance Bancshares Inc.	86,204	1,035
* ProAssurance Corp.	19,017	1,021
Southside Bancshares Inc.	48,948	960
Corporate Office Properties Trust SBI	24,820	909
Hudson City Bancorp Inc.	63,100	866
* Greenlight Capital Re Ltd. Class A	35,379	834
Camden National Corp.	24,145	790
* CNA Surety Corp.	51,890	773
Bank Mutual Corp.	102,331	708
Digital Realty Trust Inc.	14,000	704
Validus Holdings Ltd.	25,773	694
Student Loan Corp.	14,700	685
GAMCO Investors Inc.	13,400	647
Transatlantic Holdings Inc.	12,400	646
* First Horizon National Corp.	45,845	614
CapLease Inc.	132,800	582
Omega Healthcare Investors Inc.	29,000	564

* Ashford Hospitality Trust Inc.	113,040	524
* Altisource Portfolio Solutions SA	24,886	522
Clifton Savings Bancorp Inc.	54,792	513
Park National Corp.	8,600	506
Capitol Federal Financial	16,015	504
Calamos Asset Management Inc. Class A	43,300	499
First Potomac Realty Trust	39,500	497
Commerce Bancshares Inc.	12,576	487
Flagstone Reinsurance Holdings Ltd.	42,800	468
Simmons First National Corp. Class A	16,505	459
MFA Financial Inc.	61,600	453
Infinity Property & Casualty Corp.	10,511	427
U-Store-It Trust	57,377	420
Amtrust Financial Services Inc.	35,500	420
Kearny Financial Corp.	41,119	414
NASB Financial Inc.	16,969	395
Lakeland Financial Corp.	22,787	393
1st Source Corp.	24,354	392
RenaissanceRe Holdings Ltd.	7,300	388
Heartland Financial USA Inc.	27,007	388
Baldwin & Lyons Inc.	13,091	322
Douglas Emmett Inc.	21,300	304
First Citizens BancShares Inc. Class A	1,800	295
Unitrin Inc.	12,100	267
^ United Bankshares Inc.	10,385	207
* Grubb & Ellis Co.	152,130	195
Trustmark Corp.	8,500	192
First Bancorp	13,068	183
* FelCor Lodging Trust Inc.	50,419	182
* Meridian Interstate Bancorp Inc.	19,441	169
ESSA Bancorp Inc.	14,263	167
Great Southern Bancorp Inc.	7,056	151
AvalonBay Communities Inc.	1,614	133
Horace Mann Educators Corp.	7,500	94
Wintrust Financial Corp.	2,700	83
Ames National Corp.	3,494	74
OneBeacon Insurance Group Ltd. Class A	2,900	40
Phoenix Cos. Inc.	14,000	39
First Financial Bancorp	1,400	20
First Mercury Financial Corp.	972	13
		609,219
Health Care (10.8%)
AmerisourceBergen Corp. Class A	1,384,804	36,102
* Warner Chilcott PLC Class A	1,068,750	30,427
* Lincare Holdings Inc.	811,471	30,122
* Cephalon Inc.	382,500	23,872
STERIS Corp.	806,443	22,556
Universal Health Services Inc. Class B	660,212	20,136
* Emergency Medical Services Corp. Class A	338,817	18,347
* Human Genome Sciences Inc.	563,610	17,246
* Watson Pharmaceuticals Inc.	428,500	16,973
* Valeant Pharmaceuticals International	354,736	11,277
* Mylan Inc.	587,438	10,826
Invacare Corp.	406,654	10,142
* RehabCare Group Inc.	308,158	9,377
Cooper Cos. Inc.	228,815	8,722
* Dendreon Corp.	251,624	6,613

* Myriad Genetics Inc.	239,700	6,256
* Gentiva Health Services Inc.	229,913	6,210
* PharMerica Corp.	324,494	5,153
* Sirona Dental Systems Inc.	153,800	4,882
* American Medical Systems Holdings Inc.	247,489	4,774
* Hospira Inc.	93,290	4,758
* LifePoint Hospitals Inc.	143,135	4,653
PDL BioPharma Inc.	597,349	4,098
* Bio-Rad Laboratories Inc. Class A	38,200	3,685
* Psychiatric Solutions Inc.	152,240	3,218
* Kensey Nash Corp.	108,875	2,776
* Skilled Healthcare Group Inc.	350,583	2,612
* Millipore Corp.	34,300	2,482
* Healthsouth Corp.	112,500	2,112
* Martek Biosciences Corp.	102,871	1,948
* DaVita Inc.	32,691	1,920
Chemed Corp.	39,400	1,890
* Health Management Associates Inc. Class A	248,848	1,809
* Cambrex Corp.	312,703	1,745
* Isis Pharmaceuticals Inc.	145,700	1,617
* Kindred Healthcare Inc.	86,100	1,589
* Centene Corp.	69,433	1,470
* Par Pharmaceutical Cos. Inc.	53,904	1,459
* Odyssey HealthCare Inc.	87,097	1,357
* Nektar Therapeutics	105,772	986
* Amsurg Corp. Class A	44,219	974
* Corvel Corp.	29,025	974
* Cantel Medical Corp.	44,700	902
* ResMed Inc.	17,000	889
* Mettler-Toledo International Inc.	8,251	866
* Medivation Inc.	21,400	806
* Community Health Systems Inc.	21,700	773
* Tenet Healthcare Corp.	141,200	761
Medicis Pharmaceutical Corp. Class A	27,600	747
* Henry Schein Inc.	13,600	715
* Catalyst Health Solutions Inc.	19,400	708
* Cepheid Inc.	45,000	562
* Micromet Inc.	79,342	528
* Quidel Corp.	38,300	528
* PSS World Medical Inc.	23,295	526
* Affymetrix Inc.	75,400	440
Atrion Corp.	2,000	311
* Immunogen Inc.	36,250	285
* Auxilium Pharmaceuticals Inc.	8,468	254
* Questcor Pharmaceuticals Inc.	44,094	209
* Brookdale Senior Living Inc.	11,200	204
* Virtual Radiologic Corp.	15,805	202
* Savient Pharmaceuticals Inc.	12,800	174
* Cell Therapeutics Inc.	146,600	167
Perrigo Co.	4,100	163
* Kinetic Concepts Inc.	4,300	162
* Impax Laboratories Inc.	11,200	152
* Triple-S Management Corp. Class B	8,600	151
* eResearchTechnology Inc.	24,772	149
* Genomic Health Inc.	6,800	133
* Cadence Pharmaceuticals Inc.	7,360	71
* Air Methods Corp.	2,100	71

*	SIGA Technologies Inc.	6,300	37
			362,791
Industrials (14.2%)
	Goodrich Corp.	566,976	36,428
	Cooper Industries PLC	816,700	34,824
	Pitney Bowes Inc.	1,237,300	28,161
*	EMCOR Group Inc.	1,038,467	27,935
	Hubbell Inc. Class B	562,400	26,602
	Ryder System Inc.	606,200	24,957
*	Hertz Global Holdings Inc.	2,041,462	24,334
	Flowserve Corp.	217,094	20,522
	Joy Global Inc.	318,337	16,423
*	Owens Corning	612,551	15,706
	Manpower Inc.	287,403	15,686
*	United Stationers Inc.	239,961	13,642
*	Avis Budget Group Inc.	822,600	10,793
	Towers Watson & Co. Class A	222,300	10,564
*	SYKES Enterprises Inc.	410,690	10,460
*	Alliant Techsystems Inc.	100,269	8,851
	Comfort Systems USA Inc.	668,078	8,244
*	URS Corp.	177,800	7,916
*	GrafTech International Ltd.	435,964	6,779
	Bucyrus International Inc. Class A	108,200	6,099
	Carlisle Cos. Inc.	157,900	5,410
	Briggs & Stratton Corp.	271,643	5,082
	Triumph Group Inc.	99,583	4,805
	Stanley Works	92,800	4,780
	Cubic Corp.	127,333	4,750
*	ATC Technology Corp.	193,100	4,605
*,^ Allegiant Travel Co. Class A		84,673	3,994
*	Iron Mountain Inc.	159,672	3,634
*	AirTran Holdings Inc.	636,292	3,321
*	EnerSys	147,657	3,229
*	Esterline Technologies Corp.	76,550	3,121
	Werner Enterprises Inc.	154,737	3,062
*	Beacon Roofing Supply Inc.	189,210	3,027
	Apogee Enterprises Inc.	214,876	3,008
*	School Specialty Inc.	124,217	2,905
	SPX Corp.	49,800	2,724
*	Hawaiian Holdings Inc.	374,325	2,620
	AO Smith Corp.	56,700	2,460
*	Powell Industries Inc.	76,331	2,407
	Universal Forest Products Inc.	65,100	2,396
	Knoll Inc.	224,576	2,320
	RR Donnelley & Sons Co.	102,700	2,287
	AAON Inc.	103,565	2,018
*	DynCorp International Inc. Class A	135,341	1,942
*	Chart Industries Inc.	114,500	1,895
	Kaman Corp.	81,141	1,874
*	M&F Worldwide Corp.	45,600	1,801
*	Kirby Corp.	49,200	1,714
	ABM Industries Inc.	82,342	1,701
*	Cornell Cos. Inc.	73,616	1,671
*	GenCorp Inc.	224,400	1,571
*	Armstrong World Industries Inc.	36,600	1,425
	Federal Signal Corp.	215,106	1,295
	John Bean Technologies Corp.	72,099	1,226

* Force Protection Inc.	231,059	1,204
* Blount International Inc.	118,582	1,198
* Thomas & Betts Corp.	32,800	1,174
TAL International Group Inc.	82,400	1,090
Textainer Group Holdings Ltd.	62,726	1,060
* Waste Services Inc.	105,048	957
* Dollar Thrifty Automotive Group Inc.	36,855	944
* AZZ Inc.	27,100	886
Ennis Inc.	49,600	833
Avery Dennison Corp.	22,200	810
* Alaska Air Group Inc.	22,265	769
Oshkosh Corp.	20,200	748
Tredegar Corp.	46,320	733
* Orion Marine Group Inc.	33,600	708
* Navistar International Corp.	18,200	703
Lincoln Electric Holdings Inc.	12,936	692
Kimball International Inc. Class B	77,433	660
Crane Co.	21,000	643
* Sterling Construction Co. Inc.	28,300	543
* ACCO Brands Corp.	74,315	541
* General Cable Corp.	17,800	524
* Colfax Corp.	42,600	513
Encore Wire Corp.	23,374	492
* CBIZ Inc.	63,766	491
* Marten Transport Ltd.	26,988	484
Seaboard Corp.	348	469
Deluxe Corp.	29,513	437
Standard Register Co.	84,273	430
* WESCO International Inc.	15,200	411
Lawson Products Inc.	21,570	381
CIRCOR International Inc.	14,928	376
* MasTec Inc.	28,000	350
Brink's Co.	14,288	348
* Metalico Inc.	67,038	330
Lennox International Inc.	6,504	254
* APAC Customer Services Inc.	38,958	232
* Dycom Industries Inc.	28,800	231
Interface Inc. Class A	26,545	221
* Macquarie Infrastructure Co. LLC	17,400	214
Aircastle Ltd.	21,200	209
* Michael Baker Corp.	4,947	205
Ampco-Pittsburgh Corp.	6,474	204
Quanex Building Products Corp.	11,400	193
Standex International Corp.	8,700	175
Toro Co.	4,100	171
* Hill International Inc.	26,600	166
Mueller Industries Inc.	6,400	159
Applied Signal Technology Inc.	7,754	150
HNI Corp.	5,200	144
* Standard Parking Corp.	8,916	142
Great Lakes Dredge & Dock Corp.	21,300	138
Robbins & Myers Inc.	4,313	101
* Fushi Copperweld Inc.	9,900	100
Horizon Lines Inc. Class A	12,000	67
Greenbrier Cos. Inc.	6,400	66
Raven Industries Inc.	1,452	46

*	Trimas Corp.	5,900	40
			477,566
Information Technology (17.7%)
*	Marvell Technology Group Ltd.	1,911,019	39,654
*	Western Digital Corp.	868,500	38,344
*	Computer Sciences Corp.	628,292	36,146
	Xilinx Inc.	1,332,712	33,398
*	Avnet Inc.	1,084,000	32,693
*	Sybase Inc.	726,985	31,551
*	Hewitt Associates Inc. Class A	733,522	30,999
*	Skyworks Solutions Inc.	2,144,616	30,432
	Earthlink Inc.	2,480,805	20,616
*	CSG Systems International Inc.	1,002,981	19,147
*	Sohu.com Inc.	313,486	17,956
*	ON Semiconductor Corp.	1,910,094	16,828
*	Plexus Corp.	554,466	15,802
	Alliance Data Systems Corp.	240,181	15,513
*	Anixter International Inc.	297,768	14,025
*	QLogic Corp.	596,836	11,262
	Solera Holdings Inc.	296,380	10,673
*	Multi-Fineline Electronix Inc.	365,497	10,369
*	Micron Technology Inc.	968,950	10,232
*	Mantech International Corp. Class A	200,969	9,703
*	LSI Corp.	1,531,800	9,206
*	PMC - Sierra Inc.	1,046,225	9,060
	Seagate Technology	456,700	8,307
*	JDA Software Group Inc.	317,929	8,098
*	RF Micro Devices Inc.	1,459,200	6,960
*	Teradata Corp.	220,102	6,918
*	SYNNEX Corp.	187,674	5,754
*	NCR Corp.	492,562	5,482
	Syntel Inc.	113,023	4,298
*	Acxiom Corp.	308,996	4,147
*	TIBCO Software Inc.	424,069	4,084
*,^ STEC Inc.		241,179	3,941
*	Genpact Ltd.	258,657	3,854
	iGate Corp.	350,514	3,505
*	Lawson Software Inc.	517,513	3,441
*	3Com Corp.	457,650	3,432
*	TNS Inc.	123,671	3,177
*	Netscout Systems Inc.	187,005	2,738
*	j2 Global Communications Inc.	128,365	2,612
*	Gartner Inc.	142,800	2,576
	Broadridge Financial Solutions Inc.	114,142	2,575
*	Tech Data Corp.	54,300	2,534
*	Unisys Corp.	61,306	2,364
	ADTRAN Inc.	103,100	2,325
*	BMC Software Inc.	51,700	2,073
	CTS Corp.	161,915	1,558
*	Art Technology Group Inc.	337,400	1,522
*	Conexant Systems Inc.	649,931	1,508
*	Tessera Technologies Inc.	63,689	1,482
*,^ Synaptics Inc.		42,900	1,315
*	VistaPrint NV	22,700	1,286
	Pegasystems Inc.	35,500	1,207
*	Quantum Corp.	390,900	1,145
*	Wright Express Corp.	35,800	1,141

*	Global Cash Access Holdings Inc.	141,000	1,056
*	Arris Group Inc.	91,300	1,044
	Black Box Corp.	35,554	1,008
*	Ingram Micro Inc.	57,500	1,003
	Linear Technology Corp.	32,214	984
*	Semtech Corp.	57,213	973
*	Sanmina-SCI Corp.	84,981	937
*	TeleTech Holdings Inc.	40,100	803
*	Benchmark Electronics Inc.	40,008	757
*	DTS Inc.	21,800	746
*	Scansource Inc.	27,500	734
*	Loral Space & Communications Inc.	22,404	708
*	InterDigital Inc.	26,400	701
*	Compuware Corp.	94,400	683
*	Ariba Inc.	53,900	675
*	Insight Enterprises Inc.	59,000	674
*	Kopin Corp.	151,522	633
*	SanDisk Corp.	21,500	623
*	Interactive Intelligence Inc.	28,219	520
*	VeriFone Holdings Inc.	29,700	487
*	NeuStar Inc. Class A	19,900	459
	Lender Processing Services Inc.	11,100	451
*	SonicWALL Inc.	55,200	420
*	Polycom Inc.	16,400	410
*	Manhattan Associates Inc.	15,400	370
*	TriQuint Semiconductor Inc.	60,500	363
*,^ Ebix Inc.		7,100	347
*	Atheros Communications Inc.	10,100	346
*	Aruba Networks Inc.	29,700	317
*	Blue Coat Systems Inc.	11,000	314
*	Monotype Imaging Holdings Inc.	34,600	312
*	Entegris Inc.	51,100	270
*	Oplink Communications Inc.	15,500	254
*	NCI Inc. Class A	7,534	208
*	Volterra Semiconductor Corp.	9,152	175
*	Omnivision Technologies Inc.	11,200	163
*	Brightpoint Inc.	22,011	162
*	Applied Micro Circuits Corp.	21,600	161
*	Riverbed Technology Inc.	6,900	159
	Plantronics Inc.	6,100	158
*	Quest Software Inc.	8,600	158
	Agilysys Inc.	16,900	154
*	Diodes Inc.	7,400	151
*	Netgear Inc.	6,900	150
*	VeriSign Inc.	5,500	133
	Global Payments Inc.	2,300	124
*	CACI International Inc. Class A	2,500	122
*	MercadoLibre Inc.	2,300	119
*	Vishay Intertechnology Inc.	13,800	115
	Jack Henry & Associates Inc.	4,300	99
*	Bottomline Technologies Inc.	5,400	95
	Blackbaud Inc.	4,000	95
*	Veeco Instruments Inc.	2,100	69
*	Euronet Worldwide Inc.	2,855	63
*	Magma Design Automation Inc.	26,700	62
*	Amkor Technology Inc.	7,700	55

* Powerwave Technologies Inc.	28,910	36
		594,336
Materials (6.3%)
Celanese Corp. Class A	1,011,190	32,459
Eastman Chemical Co.	535,728	32,272
* Owens-Illinois Inc.	957,900	31,486
Greif Inc. Class A	436,475	23,561
Rock-Tenn Co. Class A	228,458	11,517
Silgan Holdings Inc.	127,186	7,362
* Century Aluminum Co.	447,986	7,253
Glatfelter	522,483	6,348
* Pactiv Corp.	254,518	6,144
Walter Energy Inc.	80,000	6,025
Schweitzer-Mauduit International Inc.	78,039	5,490
Koppers Holdings Inc.	166,138	5,057
FMC Corp.	83,241	4,641
Terra Industries Inc.	132,144	4,254
Ball Corp.	81,900	4,234
Innophos Holdings Inc.	181,184	4,165
NewMarket Corp.	34,422	3,951
* Crown Holdings Inc.	106,100	2,714
CF Industries Holdings Inc.	25,507	2,316
Stepan Co.	31,741	2,057
* Buckeye Technologies Inc.	209,758	2,047
* Clearwater Paper Corp.	30,071	1,653
A Schulman Inc.	60,910	1,229
* Graphic Packaging Holding Co.	294,129	1,021
* Boise Inc.	174,042	924
Sonoco Products Co.	30,203	883
Schnitzer Steel Industries Inc.	9,900	472
Lubrizol Corp.	6,300	460
* Solutia Inc.	29,000	368
* PolyOne Corp.	38,000	284
* Bway Holding Co.	13,768	265
* WR Grace & Co.	3,000	76
		212,988
Telecommunication Services (1.0%)
* Syniverse Holdings Inc.	831,903	14,542
* Cincinnati Bell Inc.	3,939,900	13,593
Windstream Corp.	301,400	3,312
USA Mobility Inc.	98,515	1,085
Consolidated Communications Holdings Inc.	22,774	398
* NII Holdings Inc.	8,100	272
Frontier Communications Corp.	22,700	177
* Neutral Tandem Inc.	6,700	152
NTELOS Holdings Corp.	6,376	114
* PAETEC Holding Corp.	25,300	105
		33,750
Utilities (5.1%)
CMS Energy Corp.	1,993,862	31,224
* NRG Energy Inc.	1,322,000	31,212
CenterPoint Energy Inc.	2,014,308	29,228
Atmos Energy Corp.	481,911	14,168
* Mirant Corp.	793,452	12,116
AGL Resources Inc.	304,910	11,120
NSTAR	136,155	5,011
DPL Inc.	174,900	4,827

IDACORP Inc.			144,444	4,615
Avista Corp.			151,929	3,280
SCANA Corp.			85,527	3,223
WGL Holdings Inc.			82,603	2,771
NorthWestern Corp.			102,497	2,667
Southwest Gas Corp.			80,800	2,305
Oneok Inc.			45,445	2,025
NiSource Inc.			131,300	2,019
DTE Energy Co.			45,500	1,983
PNM Resources Inc.			151,735	1,919
Unisource Energy Corp.			31,800	1,024
Nicor Inc.			21,300	897
New Jersey Resources Corp.			22,000	823
* El Paso Electric Co.			29,100	590
Integrys Energy Group Inc.			10,300	433
CH Energy Group Inc.			10,100	429
Chesapeake Utilities Corp.			4,700	151
OGE Energy Corp.			3,700	137
				170,197
Total Common Stocks (Cost $2,924,779)				3,343,275
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund	0.187%		36,668,395	36,668

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.260%	2/22/10	2,000	2,000
Total Temporary Cash Investments (Cost $38,668)				38,668
Total Investments (100.6%) (Cost $2,963,447)				3,381,943
Other Assets and Liabilities-Net (-0.6%)[3]				(20,105)
Net Assets (100%)				3,361,838

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $24,881,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $26,470,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.

Strategic Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	March 2010	117	7,299	(73)
S&P MidCap 400 Index	March 2010	20	7,249	122
E-mini S&P MidCap Index	March 2010	75	5,437	(64)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

Strategic Equity Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,343,275	—	—
Temporary Cash Investments	36,668	2,000	—
Futures Contracts—Assets[1]	18	—	—
Futures Contracts—Liabilities[1]	(467)	—	—
Total	3,379,494	2,000	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2009, the cost of investment securities for tax purposes was $2,963,447,000. Net unrealized appreciation of investment securities for tax purposes was $418,496,000, consisting of unrealized gains of $565,524,000 on securities that had risen in value since their purchase and $147,028,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of December 31, 2009

			Market
			Value
		Shares	($000)
Common Stocks (96.4%)
Consumer Discretionary (14.4%)
*	DIRECTV Class A	7,605,935	253,658
	TJX Cos. Inc.	4,305,700	157,373
*	Bed Bath & Beyond Inc.	3,388,400	130,894
*	CarMax Inc.	4,812,800	116,710
*,1 Dress Barn Inc.		4,851,500	112,070
	Whirlpool Corp.	1,191,100	96,074
	Nordstrom Inc.	1,425,000	53,551
	Men's Wearhouse Inc.	2,500,000	52,650
	Lowe's Cos. Inc.	1,528,300	35,747
*	Amazon.com Inc.	260,300	35,016
	Best Buy Co. Inc.	850,000	33,541
*	O'Reilly Automotive Inc.	810,000	30,877
*	99 Cents Only Stores	2,200,000	28,754
*	Chico's FAS Inc.	2,000,000	28,100
	Gentex Corp.	1,501,100	26,795
*	Quiksilver Inc.	5,796,500	11,709
	Abercrombie & Fitch Co.	200,000	6,970
*	Carnival Corp.	137,000	4,342
*,1 Strattec Security Corp.		217,000	4,014
			1,218,845
Energy (4.8%)
	Murphy Oil Corp.	2,000,000	108,400
	Noble Energy Inc.	971,800	69,212
*	Oceaneering International Inc.	1,000,000	58,520
	National Oilwell Varco Inc.	1,050,000	46,295
*	Plains Exploration & Production Co.	1,166,500	32,265
	Arch Coal Inc.	1,110,300	24,704
	ConocoPhillips	400,000	20,428
*	Exterran Holdings Inc.	614,400	13,179
	Cabot Oil & Gas Corp.	295,000	12,859
*	Pride International Inc.	400,000	12,764
*	Transocean Ltd.	100,000	8,280
*	Seahawk Drilling Inc.	65,000	1,465
			408,371
Financials (0.2%)
	Chubb Corp.	390,000	19,180

Health Care (23.5%)
	Eli Lilly & Co.	7,814,700	279,063
*	Amgen Inc.	4,607,700	260,658
*	Biogen Idec Inc.	4,639,531	248,215
	Medtronic Inc.	5,241,800	230,534
	Novartis AG ADR	3,785,000	206,017
	Roche Holdings AG	1,019,000	173,189
*	Boston Scientific Corp.	12,323,400	110,911
*	Life Technologies Corp.	1,925,445	100,566
*,1 BioMarin Pharmaceutical Inc.		5,049,100	94,974
*	Dendreon Corp.	3,545,100	93,165

*	Millipore Corp.	1,011,500	73,182
*	Cerner Corp.	450,000	37,098
*	Edwards Lifesciences Corp.	300,000	26,055
*	Charles River Laboratories International Inc.	756,722	25,494
*	Illumina Inc.	468,000	14,344
*	Affymetrix Inc.	1,425,500	8,325
*	Waters Corp.	80,000	4,957
*	Pharmacyclics Inc.	728,962	2,289
			1,989,036
Industrials (10.7%)
	FedEx Corp.	3,426,750	285,962
*,1 Thomas & Betts Corp.		3,311,000	118,501
	Southwest Airlines Co.	9,919,100	113,375
	Rockwell Automation Inc.	1,950,000	91,611
*	McDermott International Inc.	2,965,000	71,190
*	AMR Corp.	8,915,200	68,914
	Pall Corp.	1,400,000	50,680
*	JetBlue Airways Corp.	4,641,050	25,294
	Union Pacific Corp.	250,000	15,975
^	Ritchie Bros Auctioneers Inc.	636,500	14,277
	Expeditors International of Washington Inc.	390,000	13,545
	CH Robinson Worldwide Inc.	222,000	13,038
*	Chicago Bridge & Iron Co. NV	593,930	12,009
	SPX Corp.	125,000	6,837
*	Jacobs Engineering Group Inc.	87,801	3,302
*	US Airways Group Inc.	57,000	276
			904,786
Information Technology (38.1%)
*	Research In Motion Ltd.	4,679,600	316,060
	ASML Holding NV	7,903,033	269,414
*	Cree Inc.	4,263,900	240,356
*	Google Inc. Class A	374,250	232,028
	Corning Inc.	10,132,400	195,657
*	NVIDIA Corp.	10,422,650	194,695
*	Symantec Corp.	10,379,600	185,691
	Altera Corp.	6,272,700	141,951
*,1 FormFactor Inc.		5,983,300	130,197
*,^ Rambus Inc.		5,235,000	127,734
*	Electronic Arts Inc.	6,846,200	121,520
	Microsoft Corp.	3,865,000	117,844
*	Adobe Systems Inc.	2,265,000	83,307
*	SanDisk Corp.	2,543,262	73,729
	Texas Instruments Inc.	2,752,000	71,717
*	Trimble Navigation Ltd.	2,818,200	71,019
*	Flextronics International Ltd.	9,180,000	67,106
	Hewlett-Packard Co.	1,250,000	64,387
*	NeuStar Inc. Class A	2,631,000	60,618
*	Micron Technology Inc.	5,550,000	58,608
	Intersil Corp. Class A	3,659,700	56,140
*	EMC Corp.	2,825,000	49,353
*	eBay Inc.	2,000,000	47,080
	Motorola Inc.	4,800,000	37,248
	Plantronics Inc.	1,150,000	29,877
*,1 Descartes Systems Group Inc.		4,645,000	27,545
*	Akamai Technologies Inc.	732,900	18,564
*	Comverse Technology Inc.	1,660,000	15,729
*	Intuit Inc.	470,000	14,434

*	Rovi Corp.		375,000	11,951
	QUALCOMM Inc.		248,000	11,472
	Xilinx Inc.		430,000	10,776
*	Entegris Inc.		2,019,231	10,662
*	Brocade Communications Systems Inc.		1,350,000	10,301
*	Cymer Inc.		250,000	9,595
*	Nuance Communications Inc.		500,000	7,770
*	FEI Co.		320,000	7,475
*	Ciena Corp.		607,142	6,581
*	Citrix Systems Inc.		145,000	6,033
	Jabil Circuit Inc.		220,000	3,821
*	Apple Inc.		12,000	2,530
*	THQ Inc.		500,000	2,520
*	Avid Technology Inc.		10,000	128
*	Verigy Ltd.		6,094	78
				3,221,301
Materials (4.1%)
	Monsanto Co.		4,213,886	344,485

Telecommunication Services (0.4%)
*	Sprint Nextel Corp.		7,814,700	28,602

Utilities (0.2%)
*	AES Corp.		1,352,000	17,995

Total Common Stocks (Cost $6,069,433)				8,152,601
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$338,143)	0.187%	338,142,770	338,143

Total Investments (100.4%) (Cost $6,407,576)				8,490,744
Other Assets and Liabilities-Net (-0.4%)[3]				(36,072)
Net Assets (100%)				8,454,672

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $20,029,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $20,527,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Capital Opportunity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,979,412	173,189	—
Temporary Cash Investments	338,143	—	—
Total	8,317,555	173,189	—

Capital Opportunity Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2009		from		Dec. 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	At Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
BioMarin Pharmaceutical Inc.	NA1	1,413	—	—	94,974
Descartes Systems Group Inc.	24,851	—	—	—	27,545
Dress Barn Inc.	86,987	—	—	—	112,070
FormFactor Inc.	143,121	—	—	—	130,197
Strattec Security Corp.	3,094	—	—	—	4,014
Thomas & Betts Corp.	99,595	—	—	—	118,501
	357,648	1,413			487,301
1 Not applicable — At September 30, 2009, the issuer was not an affiliated company of the fund.

E. At December 31, 2009, the cost of investment securities for tax purposes was $6,407,576,000. Net unrealized appreciation of investment securities for tax purposes was $2,083,168,000, consisting of unrealized gains of $2,901,745,000 on securities that had risen in value since their purchase and $818,577,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (97.2%)[1]
Australia (1.9%)
Santos Ltd.	1,605,752	20,219
Origin Energy Ltd.	1,147,212	17,223
Australia & New Zealand Banking Group Ltd.	580,698	11,815
National Australia Bank Ltd.	279,800	6,808
BHP Billiton Ltd.	111,566	4,272
Macquarie Infrastructure Group	2,050,356	2,443
Bendigo and Adelaide Bank Ltd.	275,900	2,419
Amcor Ltd.	322,127	1,795
Brambles Ltd.	271,843	1,647
Orica Ltd.	48,228	1,118
* Alumina Ltd.	418,968	688
* Caltex Australia Ltd.	69,841	579
Beach Energy Ltd.	500,099	412
* Iluka Resources Ltd.	76,078	242
		71,680
Austria (0.1%)
OMV AG	72,300	3,162
Oesterreichische Post AG	19,555	533
* bwin Interactive Entertainment AG	8,217	489
		4,184
Belgium (0.1%)
Groupe Bruxelles Lambert SA	30,257	2,844
Anheuser-Busch InBev NV	52,275	2,697
		5,541
Brazil (1.0%)
Banco do Brasil SA	1,382,516	23,558
Petroleo Brasileiro SA ADR Type A	93,000	3,942
Itau Unibanco Holding SA ADR	165,825	3,787
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	100,525	2,848
Vale SA Class B Pfd. ADR	74,600	1,852
BM&FBOVESPA SA	205,700	1,446
OGX Petroleo e Gas Participacoes SA	90,000	883
Ferbasa-Ferro Ligas DA Bahia Prior Pfd.	75,400	506
		38,822
Canada (2.4%)
Rogers Communications Inc. Class B	757,200	23,546
Bombardier Inc.	4,191,952	19,140
Imperial Oil Ltd.	219,672	8,496
Nexen Inc.	353,743	8,487
Penn West Energy Trust	350,331	6,182
BCE Inc.	142,465	3,930
Toronto-Dominion Bank	62,000	3,890
National Bank of Canada	59,600	3,415
*,^ ACE Aviation Holdings Inc. Class A	410,000	2,301
Fairfax Financial Holdings Ltd.	5,855	2,283
Suncor Energy Inc.	62,568	2,215
Onex Corp.	95,095	2,135

	Royal Bank of Canada	31,000	1,663
*	Fairfax Financial Holdings Ltd.	3,400	1,326
*	CGI Group Inc. Class A	95,200	1,290
^	Ritchie Bros Auctioneers Inc.	54,510	1,223
	Groupe Aeroplan Inc.	58,600	607
	Metro Inc. Class A	13,400	500
*	Catalyst Paper Corp.	1,158,844	220
*,^ AbitibiBowater Inc.		218,435	24
*	Fraser Papers Inc.	337,960	21
	Canadian Imperial Bank of Commerce	241	16
*	Nortel Networks Corp.	241,295	6
			92,916
Chile (0.1%)
	Enersis SA ADR	232,900	5,324
	Banco Santander Chile ADR	2,085	135
			5,459
China (1.0%)
^	Tsingtao Brewery Co. Ltd.	2,290,000	12,642
	Bank of China Ltd.	19,785,000	10,593
*	Sohu.com Inc.	59,500	3,408
	China Petroleum & Chemical Corp.	3,606,000	3,184
	Dongfeng Motor Group Co. Ltd.	1,588,000	2,260
*,^ Shanda Interactive Entertainment Ltd. ADR		33,600	1,768
	China National Building Material Co. Ltd.	738,000	1,503
*	Sina Corp.	27,000	1,220
	China Mobile Ltd.	124,500	1,160
*	Baidu Inc. ADR	1,900	781
	Silver Grant International	1,752,000	654
	China Telecom Corp. Ltd.	582,000	241
			39,414
Czech Republic (0.0%)
	Komercni Banka AS	6,181	1,314

Denmark (0.7%)
*	Danske Bank A/S	215,024	4,889
*,^ William Demant Holding		56,130	4,224
	Carlsberg A/S Class B	53,977	3,978
*	Vestas Wind Systems A/S	65,019	3,973
	Coloplast A/S Class B	32,210	2,923
*	GN Store Nord	420,379	2,241
	Novo Nordisk A/S Class B	29,057	1,856
	AP Moller - Maersk A/S Class B	200	1,396
*	Bang & Olufsen A/S	33,672	485
*	Jyske Bank A/S	9,303	362
			26,327
Egypt (0.1%)
	Al Ezz Steel Rebars SAE	1,397,944	4,386
	Egyptian Financial Group-Hermes Holding	223,300	1,024
			5,410
Finland (0.7%)
	Nokia Oyj	886,062	11,360
	Sampo Oyj	236,523	5,733
	Metso Oyj	145,621	5,113
	Stora Enso Oyj	337,452	2,362
	Tieto Oyj	62,105	1,282
	Wartsila Oyj	12,083	482

Kone Oyj Class B	5,113	218
		26,550
France (5.1%)
Sanofi-Aventis SA	648,298	50,749
BNP Paribas	403,144	31,770
European Aeronautic Defence and Space Co. NV	749,527	14,952
Societe Generale	153,662	10,618
Compagnie de St-Gobain	191,264	10,253
France Telecom SA	361,000	9,001
Unibail-Rodamco SE	38,800	8,530
EDF SA	127,675	7,587
ArcelorMittal	150,462	6,815
Vivendi SA	206,510	6,088
Klepierre	110,700	4,497
Carrefour SA	83,950	4,031
Lagardere SCA	99,687	4,017
Legrand SA	130,665	3,639
AXA SA	126,823	2,995
Thales SA	57,479	2,941
Total SA	44,592	2,854
Groupe Eurotunnel SA	288,589	2,671
^ Neopost SA	31,254	2,579
* Alcatel-Lucent ADR	509,351	1,691
* Valeo SA	46,215	1,605
SCOR SE	58,351	1,455
Cie Generale d'Optique Essilor International SA	22,218	1,321
Societe BIC SA	15,210	1,051
* Atos Origin SA	19,399	882
SA des Ciments Vicat	9,138	765
^ Eurofins Scientific	6,873	373
		195,730
Germany (4.0%)
Deutsche Post AG	1,266,349	24,333
Deutsche Bank AG	316,273	22,262
Allianz SE	163,944	20,379
E.ON AG	394,673	16,454
BASF SE	211,124	13,078
Bayer AG	141,161	11,267
Bayerische Motoren Werke AG	228,087	10,355
Deutsche Telekom AG	493,000	7,271
Daimler AG	118,662	6,331
Fresenius Medical Care AG & Co. KGaA	107,534	5,686
Deutsche Lufthansa AG	261,990	4,392
Henkel AG & Co. KGaA Prior Pfd.	77,842	4,047
Deutsche Boerse AG	17,900	1,486
Celesio AG	49,942	1,267
Siemens AG	11,664	1,068
SAP AG	16,320	769
Fresenius Medical Care AG & Co. KGaA ADR	11,744	623
		151,068
Hong Kong (3.2%)
Jardine Matheson Holdings Ltd.	935,102	28,116
Jardine Strategic Holdings Ltd.	1,272,400	22,318
New World Development Ltd.	8,020,275	16,368
First Pacific Co.	13,903,600	8,425
Henderson Land Development Co. Ltd.	1,033,000	7,697
Hutchison Whampoa Ltd.	879,000	6,011

	Television Broadcasts Ltd.	1,126,000	5,403
	Wheelock & Co. Ltd.	1,603,000	4,877
	Hongkong & Shanghai Hotels	2,834,674	4,143
	Midland Holdings Ltd.	4,718,000	4,039
	CLP Holdings Ltd.	463,000	3,128
	SmarTone Telecommunications Holding Ltd.	3,621,290	2,984
	Hong Kong Aircraft Engineering Co. Ltd.	226,000	2,928
	Esprit Holdings Ltd.	211,437	1,391
	Mandarin Oriental International Ltd.	766,690	1,127
*	I-CABLE Communications Ltd.	6,561,000	961
	Hong Kong Exchanges and Clearing Ltd.	54,000	961
*	Next Media Ltd.	6,300,000	840
			121,717
Hungary (0.1%)
*,^ OTP Bank PLC		166,226	4,696

India (1.8%)
	State Bank of India Ltd.	265,577	12,864
	Bank of India	1,501,612	12,347
	Punjab National Bank Ltd.	540,514	10,473
	IDBI Bank Ltd.	2,706,943	7,370
	State Bank of India Ltd. GDR	66,230	6,422
	Bank of Baroda	493,517	5,397
	Hindalco Industries Ltd.	1,013,182	3,455
	Canara Bank	370,088	3,070
	Allahabad Bank	623,815	1,666
	Union Bank of India	252,033	1,418
	Oriental Bank of Commerce	157,171	843
	Indian Bank	223,019	826
	Vijaya Bank	622,993	690
	Dena Bank	381,775	678
	Syndicate Bank	283,976	580
	Apollo Tyres Ltd.	303,106	318
	Andhra Bank	122,011	272
	UCO Bank	228,979	271
			68,960
Indonesia (0.6%)
	Semen Gresik Persero Tbk PT	8,626,000	6,882
*	Bank Pan Indonesia Tbk PT	83,375,843	6,744
	Indofood Sukses Makmur Tbk PT	11,106,500	4,152
	Gudang Garam Tbk PT	1,023,900	2,330
*	Matahari Putra Prima Tbk PT	19,910,800	1,861
	Citra Marga Nusaphala Persada Tbk PT	1,709,500	166
*	Mulia Industrindo Tbk PT	921,000	33
*	Matahari Putra Prima Tbk PT Warrants Exp. 12/7/10	3,859,975	22
			22,190
Ireland (0.1%)
	CRH PLC	66,967	1,812
	Fyffes PLC	1,283,082	845
	DCC PLC	28,986	807
	Paddy Power PLC (London Shares)	16,052	560
*	Independent News & Media PLC	2,042,003	369
	Paddy Power PLC	9,642	341
	Total Produce PLC	389,036	188
*	Anglo Irish Bank Corp. Ltd.	122,273	38
			4,960

Israel (0.5%)
	Israel Chemicals Ltd.	589,300	7,684
	Bezeq Israeli Telecommunication Corp. Ltd.	2,686,300	6,754
*	Israel Discount Bank Ltd. Class A	660,686	1,550
	Teva Pharmaceutical Industries Ltd. ADR	27,200	1,528
*	Bank Hapoalim BM	105,306	456
			17,972
Italy (1.9%)
	Enel SPA	4,526,083	26,247
*	UniCredit SPA	3,692,218	12,265
	Saipem SPA	186,440	6,396
	Telecom Italia SPA	3,703,100	5,735
*	Fiat SPA	376,976	5,479
	ENI SPA	184,100	4,681
	Luxottica Group SPA ADR	179,800	4,617
	Telecom Italia SPA	2,707,300	2,984
	Luxottica Group SPA	61,709	1,596
	Parmalat SPA	291,832	817
*	Banco Popolare SC	94,543	707
	Finmeccanica SPA	39,845	634
*	Natuzzi SPA ADR	50,700	164
			72,322
Japan (7.9%)
*	Nissan Motor Co. Ltd.	3,086,100	26,991
	Nippon Telegraph & Telephone Corp.	586,300	23,078
	Astellas Pharma Inc.	523,600	19,517
	Sony Corp.	666,400	19,330
	Marubeni Corp.	3,253,000	17,722
	Mitsubishi Corp.	489,300	12,174
*	Hitachi Ltd.	3,517,000	10,779
	Daito Trust Construction Co. Ltd.	219,200	10,344
	Mitsui & Co. Ltd.	726,600	10,294
	Japan Tobacco Inc.	2,679	9,046
	Mitsui Fudosan Co. Ltd.	535,000	8,990
	ORIX Corp.	114,860	7,817
	East Japan Railway Co.	104,000	6,567
	Yamato Holdings Co. Ltd.	386,300	5,345
	Nippon Oil Corp.	1,130,000	5,235
	FUJIFILM Holdings Corp.	170,400	5,094
	Fujitsu Ltd.	765,000	4,923
	Kao Corp.	188,800	4,411
	Seiko Epson Corp.	193,400	3,105
	Sumitomo Electric Industries Ltd.	224,900	2,790
	Panasonic Electric Works Co. Ltd.	230,000	2,767
	Toyota Tsusho Corp.	187,200	2,762
	Toyota Motor Corp.	64,900	2,729
	Toyo Seikan Kaisha Ltd.	175,900	2,664
	Tokyo Gas Co. Ltd.	632,000	2,521
	Sumitomo Corp.	242,100	2,438
	Secom Co. Ltd.	50,800	2,405
	West Japan Railway Co.	701	2,348
	KDDI Corp.	434	2,290
	Mitsubishi UFJ Financial Group Inc.	455,600	2,232
	JS Group Corp.	125,100	2,154
	Hitachi Chemical Co. Ltd.	103,000	2,075
	Asahi Breweries Ltd.	109,300	2,006
*,^ Shinsei Bank Ltd.		1,697,000	1,840

Mitsui Sumitomo Insurance Group Holdings Inc.	70,400	1,788
Sumitomo Mitsui Financial Group Inc.	59,600	1,700
Kyowa Hakko Kirin Co. Ltd.	155,000	1,632
Kawasaki Heavy Industries Ltd.	615,000	1,551
Isetan Mitsukoshi Holdings Ltd.	163,300	1,473
NSK Ltd.	195,000	1,432
Yaskawa Electric Corp.	166,000	1,383
Canon Inc.	32,300	1,366
Dai Nippon Printing Co. Ltd.	108,000	1,363
Shiseido Co. Ltd.	71,000	1,362
Sompo Japan Insurance Inc.	206,000	1,312
Seven & I Holdings Co. Ltd.	62,900	1,278
Nippon Meat Packers Inc.	109,000	1,253
Tokyo Electric Power Co. Inc.	49,300	1,237
Fukuoka Financial Group Inc.	354,000	1,229
Olympus Corp.	38,000	1,222
Sekisui House Ltd.	136,000	1,221
Yamada Denki Co. Ltd.	18,060	1,214
NTT DoCoMo Inc.	843	1,175
Taiyo Nippon Sanso Corp.	104,000	1,104
Mitsubishi Tanabe Pharma Corp.	88,000	1,095
Ajinomoto Co. Inc.	116,000	1,093
Alfresa Holdings Corp.	27,200	1,078
Kinden Corp.	125,000	1,053
NTT Data Corp.	333	1,029
Obayashi Corp.	288,000	981
Sumitomo Forestry Co. Ltd.	128,000	962
Bank of Yokohama Ltd.	211,000	956
Namco Bandai Holdings Inc.	96,350	917
Denso Corp.	28,600	858
Dainippon Sumitomo Pharma Co. Ltd.	80,000	836
Toppan Forms Co. Ltd.	80,200	833
Mizuho Financial Group Inc.	451,500	808
Marui Group Co. Ltd.	130,200	799
Rohm Co. Ltd.	12,200	793
Yamaha Motor Co. Ltd.	62,800	789
TDK Corp.	12,400	757
Yamatake Corp.	31,800	704
Ryosan Co. Ltd.	29,800	700
Nippon Suisan Kaisha Ltd.	215,400	607
Omron Corp.	33,700	602
Shimizu Corp.	167,000	599
Mitsubishi Heavy Industries Ltd.	169,000	594
Ricoh Co. Ltd.	42,000	593
Idemitsu Kosan Co. Ltd.	9,300	539
Onward Holdings Co. Ltd.	86,000	530
Panasonic Corp.	36,200	518
Tokyo Ohka Kogyo Co. Ltd.	25,800	477
Nippon Express Co. Ltd.	114,000	467
Hitachi Metals Ltd.	47,000	448
Daiwa House Industry Co. Ltd.	36,000	385
Nippon Television Network Corp.	2,950	381
Funai Electric Co. Ltd.	7,000	351
Arnest One Corp.	30,300	308
Trend Micro Inc.	7,800	297
Nagase & Co. Ltd.	25,000	286
Nihon Unisys Ltd.	39,100	278
Bank of Kyoto Ltd.	33,000	266

FUJI SOFT Inc.	16,300	261
Kyorin Co. Ltd.	17,000	248
Fujitsu Frontech Ltd.	32,100	240
Fukuyama Transporting Co. Ltd.	50,000	230
Takasago Thermal Engineering Co. Ltd.	26,000	222
Fuji Media Holdings Inc.	151	208
Noritake Co. Ltd.	58,000	153
Tokyo Electron Ltd.	2,200	141
Inabata & Co. Ltd.	22,700	80
		301,428
Malaysia (1.0%)
CIMB Group Holdings Bhd.	3,193,119	11,970
Genting Malaysia Bhd.	10,411,500	8,499
AMMB Holdings Bhd.	3,927,587	5,714
Sime Darby Bhd.	1,875,457	4,912
British American Tobacco Malaysia Bhd.	165,000	2,058
* Malaysian Airline System Bhd.	1,605,433	1,270
Multi-Purpose Holdings Bhd.	2,007,390	1,091
Telekom Malaysia Bhd.	1,218,275	1,088
Carlsberg Brewery-Malay Bhd.	109,600	145
* Malaysian Airline System Bhd. Pfd.	183,333	37
		36,784
Mexico (0.7%)
America Movil SAB de CV	8,577,200	20,190
America Movil SAB de CV ADR	87,900	4,129
Wal-Mart de Mexico SAB de CV	298,100	1,338
Telmex Internacional SAB de CV ADR	33,620	597
Telefonos de Mexico SAB de CV ADR	33,943	563
		26,817
Morocco (0.0%)
Maroc Telecom	22,195	380

Netherlands (3.1%)
Royal Dutch Shell PLC Class A	2,065,205	62,383
Unilever NV	495,483	16,123
* Randstad Holding NV	165,500	8,172
Koninklijke Ahold NV	433,600	5,745
Koninklijke KPN NV	329,272	5,577
Heineken NV	89,157	4,219
Koninklijke Boskalis Westminster NV	98,736	3,797
Wolters Kluwer NV	133,066	2,913
Koninklijke DSM NV	50,200	2,458
* ING Groep NV	220,946	2,133
Reed Elsevier NV	167,800	2,056
Akzo Nobel NV	15,434	1,016
Koninklijke Philips Electronics NV	27,074	801
		117,393
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	284,906	515
PGG Wrightson Ltd.	51,996	22
		537
Norway (0.9%)
Statoil ASA	1,151,240	28,684
*,^ DnB NOR ASA	248,978	2,700
Seadrill Ltd.	52,833	1,337
		32,721

Philippines (0.9%)
Ayala Corp.	2,108,913	13,652
Globe Telecom Inc.	426,680	8,365
ABS-CBN Holdings Corp.	10,077,900	6,283
Jollibee Foods Corp.	2,065,400	2,430
* Benpres Holdings Corp.	15,742,000	1,184
DMCI Holdings Inc.	5,230,000	1,090
Banco de Oro Unibank Inc.	1,248,200	1,045
		34,049
Poland (0.2%)
KGHM Polska Miedz SA	185,133	6,829

Russia (0.7%)
Lukoil OAO ADR	312,600	17,510
MMC Norilsk Nickel ADR	465,321	6,529
Gazprom OAO ADR (London Shares)	115,700	2,884
Surgutneftegaz ADR	150,066	1,332
Gazprom OAO ADR (U.S. Shares)	15,167	378
		28,633
Singapore (0.9%)
DBS Group Holdings Ltd.	1,274,000	13,847
Great Eastern Holdings Ltd.	733,000	7,042
* STATS ChipPAC Ltd.	8,551,000	6,054
Noble Group Ltd.	1,303,000	2,984
GuocoLeisure Ltd.	4,656,000	2,289
* Genting Singapore PLC	1,061,244	972
United Industrial Corp. Ltd.	377,000	559
* Global Yellow Pages Ltd.	2,464,000	279
* Global Yellow Pages Ltd. Warrants Exp. 8/13/14	704,000	30
		34,056
South Africa (1.4%)
* Hosken Consolidated Investments Ltd.	1,455,870	13,986
RMB Holdings Ltd.	1,620,811	6,465
Standard Bank Group Ltd./South Africa	458,536	6,274
* Sun International Ltd./South Africa	464,839	5,927
Nedbank Group Ltd.	291,850	4,856
Naspers Ltd.	107,900	4,361
FirstRand Ltd.	1,566,606	3,871
Anglo Platinum Ltd.	19,348	2,054
Clicks Group Ltd.	373,513	1,366
JD Group Ltd./South Africa	145,983	972
Gold Fields Ltd.	69,695	913
AngloGold Ashanti Ltd.	20,395	823
City Lodge Hotels Ltd.	70,616	761
Discovery Holdings Ltd.	74,638	321
Mondi Ltd.	14,641	82
		53,032
South Korea (2.5%)
Samsung Electronics Co. Ltd.	25,630	17,481
LG Corp.	241,847	15,092
* Hynix Semiconductor Inc.	675,500	13,354
* Woori Finance Holdings Co. Ltd.	951,370	11,212
* KB Financial Group Inc.	212,473	10,824
KT Corp.	250,244	8,392
LG Display Co. Ltd.	211,840	7,143
Hana Financial Group Inc.	239,540	6,787

SK Holdings Co. Ltd.	28,553	2,170
2 Samsung Electronics Co. Ltd. GDR	5,600	1,931
POSCO	1,000	526
SK Telecom Co. Ltd.	2,930	425
* Korea Electric Power Corp.	5,000	146
		95,483
Spain (0.9%)
Banco Santander SA	1,127,595	18,501
^ Acerinox SA	226,282	4,674
Acciona SA	27,507	3,568
Inditex SA	34,291	2,122
Prosegur Cia de Seguridad SA	30,977	1,513
Viscofan SA	53,995	1,368
Telefonica SA	15,975	445
Banco Santander SA ADR	17,405	286
		32,477
Sweden (1.0%)
* Electrolux AB Class B	492,893	11,561
Svenska Handelsbanken AB Class A	298,818	8,540
Telefonaktiebolaget LM Ericsson Class B	505,125	4,643
Svenska Cellulosa AB Class B	290,450	3,877
Assa Abloy AB Class B	190,100	3,638
Atlas Copco AB Class B	187,334	2,428
Investor AB Class B	78,468	1,449
Hoganas AB Class B	52,700	1,203
Investor AB Class A	54,390	998
Modern Times Group AB Class B	15,780	780
		39,117
Switzerland (1.4%)
Roche Holding AG	45,619	7,753
* UBS AG	467,063	7,168
Novartis AG	130,269	7,091
Adecco SA	127,492	7,032
Nestle SA	102,948	4,997
Cie Financiere Richemont SA	135,787	4,540
Schindler Holding AG (Bearer)	54,141	4,150
Geberit AG	21,715	3,843
* Logitech International SA	89,777	1,543
ABB Ltd.	76,500	1,462
Credit Suisse Group AG	28,318	1,394
* Clariant AG	104,066	1,221
Julius Baer Group Ltd.	29,300	1,022
Sonova Holding AG	5,738	693
* PubliGroupe AG	4,579	410
GAM Holding Ltd.	29,300	356
		54,675
Taiwan (2.3%)
* Fubon Financial Holding Co. Ltd.	18,761,000	22,856
Compal Electronics Inc.	11,998,020	16,493
Quanta Computer Inc.	7,265,768	15,746
AU Optronics Corp.	11,010,700	13,284
* United Microelectronics Corp.	13,561,000	7,247
Taiwan Semiconductor Manufacturing Co. Ltd.	2,363,306	4,740
Powertech Technology Inc.	714,000	2,409
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	148,378	1,697
Uni-President Enterprises Corp.	1,011,636	1,241

* Taishin Financial Holding Co. Ltd.	2,918,000	1,138
Chunghwa Telecom Co. Ltd.	555,500	1,031
Yageo Corp.	1,392,000	506
Inventec Co. Ltd.	645,700	385
Gigabyte Technology Co. Ltd.	314,000	306
Pou Chen Corp.	175,000	138
King Yuan Electronics Co. Ltd.	203,000	96
Yosun Industrial Corp.	90,000	93
Lite-On Technology Corp.	59,000	88
LITE-ON IT Corp.	64,000	64
		89,558
Thailand (0.9%)
Advanced Info Service PCL (Foreign)	3,030,400	7,848
Siam Cement PCL NVDR	918,400	6,447
Kasikornbank PCL (Foreign)	1,847,000	4,811
Siam Cement PCL (Foreign)	664,300	4,744
Thanachart Capital PCL	3,856,900	2,547
MBK PCL (Foreign)	1,084,500	2,118
GMM Grammy PCL	2,917,000	1,260
Land and Houses PCL (Foreign)	6,191,900	1,224
GMM Grammy PCL	1,688,200	729
Bangkok Bank PCL	150,700	525
Post Publishing PCL (Foreign)	1,300,000	183
Matichon PCL (Foreign)	625,000	128
		32,564
Turkey (0.6%)
Turkiye Garanti Bankasi AS	2,841,100	12,040
* Turkiye Vakiflar Bankasi Tao	2,039,648	5,756
Haci Omer Sabanci Holding AS	794,884	3,051
Turkiye Garanti Bankasi AS ADR	533,500	2,268
Anadolu Efes Biracilik Ve Malt Sanayii AS	80,800	903
		24,018
United Arab Emirates (0.0%)
* Dragon Oil PLC	89,598	562

United Kingdom (8.0%)
Vodafone Group PLC	12,333,601	28,572
BP PLC	2,265,638	21,920
AstraZeneca PLC	416,451	19,576
Rolls-Royce Group PLC	1,859,980	14,521
* Wolseley PLC	585,424	11,716
Barclays PLC	2,510,659	11,068
Rio Tinto PLC	180,435	9,729
GlaxoSmithKline PLC	441,600	9,358
* Xstrata PLC	523,020	9,216
* Lloyds Banking Group PLC	10,102,333	8,113
WPP PLC	754,168	7,367
* Old Mutual PLC	4,215,300	7,364
Reckitt Benckiser Group PLC	114,861	6,225
Thomas Cook Group PLC	1,587,323	5,897
* Anglo American PLC	137,702	5,860
Royal Dutch Shell PLC Class B	200,155	5,835
Aviva PLC	893,830	5,663
Diageo PLC	321,745	5,613
Capita Group PLC	447,029	5,394
Tesco PLC	781,384	5,371
BHP Billiton PLC	161,076	5,147

Intertek Group PLC	217,608	4,383
BAE Systems PLC	645,876	3,724
Cable & Wireless PLC	1,615,001	3,649
Sage Group PLC	997,935	3,544
Compass Group PLC	489,496	3,498
British American Tobacco PLC	103,762	3,368
TUI Travel PLC	765,120	3,150
Invensys PLC	636,107	3,049
* Carnival PLC	88,987	3,040
Bunzl PLC	271,744	2,947
ICAP PLC	421,647	2,923
Arriva PLC	357,337	2,869
Associated British Foods PLC	216,000	2,868
Reed Elsevier PLC	309,343	2,541
Drax Group PLC	373,100	2,499
Informa PLC	485,273	2,483
Michael Page International PLC	406,363	2,465
Unilever PLC	74,876	2,398
Greene King PLC	363,500	2,393
* Premier Foods PLC	3,973,700	2,275
Marks & Spencer Group PLC	323,100	2,097
Provident Financial PLC	131,580	1,971
Rexam PLC	410,904	1,921
HSBC Holdings PLC	168,110	1,919
Prudential PLC	169,000	1,722
ITV PLC	1,997,353	1,687
Stagecoach Group PLC	589,519	1,614
* Galiform PLC	1,285,986	1,519
Smiths Group PLC	87,521	1,433
* Cairn Energy PLC	257,190	1,371
International Personal Finance PLC	397,645	1,324
Aggreko PLC	87,698	1,306
Ladbrokes PLC	530,224	1,167
Rightmove PLC	137,955	1,116
Next PLC	30,890	1,030
Hays PLC	605,818	1,010
Sportingbet PLC	912,747	994
Cadbury PLC	72,651	935
Admiral Group PLC	42,610	813
Homeserve PLC	27,858	756
AMEC PLC	58,557	744
Devro PLC	330,762	703
* Berkeley Group Holdings PLC	48,842	643
Carphone Warehouse Group PLC	208,373	628
RSA Insurance Group PLC	320,989	625
G4S PLC	141,908	593
Man Group PLC	116,750	575
Logica PLC	232,519	427
Daily Mail & General Trust PLC	57,575	385
Enterprise Inns PLC	235,093	355
Tullett Prebon PLC	78,331	349
^ HMV Group PLC	215,229	323
Regus PLC	202,633	299
Sthree PLC	62,003	294
Mondi PLC	36,612	196
* Royal Bank of Scotland Group PLC	381,614	179
* Northgate PLC	50,062	175

*,^ Bradford & Bingley PLC		642,595	—
			304,789
United States (36.5%)
Consumer Discretionary (8.1%)
	Cablevision Systems Corp. Class A	1,391,184	35,920
*	Amazon.com Inc.	164,349	22,108
	CBS Corp. Class B	1,392,382	19,563
*	priceline.com Inc.	82,493	18,025
	Virgin Media Inc.	721,200	12,138
*	Viacom Inc. Class B	393,000	11,684
*	Blue Nile Inc.	177,675	11,252
	Lowe's Cos. Inc.	465,600	10,890
*	Liberty Global Inc. Class A	491,093	10,760
	Gannett Co. Inc.	713,646	10,598
	Time Warner Inc.	356,655	10,393
	Time Warner Cable Inc.	218,858	9,059
	Macy's Inc.	540,200	9,054
*	Liberty Global Inc.	405,342	8,857
	American Greetings Corp. Class A	337,966	7,364
	News Corp. Class B	431,000	6,862
^	News Corp.	418,400	6,672
	News Corp. Class A	472,100	6,463
	JC Penney Co. Inc.	237,300	6,315
	Pulte Homes Inc.	588,177	5,882
	Sotheby's	260,939	5,866
*	Starbucks Corp.	241,900	5,578
*	DIRECTV Class A	162,415	5,417
*	Corinthian Colleges Inc.	297,400	4,095
	Home Depot Inc.	136,700	3,955
*,^ Cabela's Inc.		259,600	3,702
*	Hanesbrands Inc.	140,119	3,378
*	MGM Mirage	347,615	3,170
	KB Home	226,197	3,094
*	Ford Motor Co.	273,300	2,733
*	Liberty Media Corp. - Interactive	225,367	2,443
*	Discovery Communications Inc. Class A	78,220	2,399
	International Game Technology	116,600	2,189
*	Discovery Communications Inc.	78,297	2,076
	Primedia Inc.	539,135	1,946
	Aaron's Inc.	64,000	1,775
	Omnicom Group Inc.	44,063	1,725
*	Mohawk Industries Inc.	25,590	1,218
	CBS Corp. Class A	85,148	1,196
*	Liberty Media Corp. - Capital	43,899	1,048
	Scholastic Corp.	32,700	975
*	CC Media Holdings Inc. Class A	292,110	949
*	Bed Bath & Beyond Inc.	23,300	900
*	Liberty Media Corp. - Starz	17,561	810
	Walt Disney Co.	24,700	797
*	Interpublic Group of Cos. Inc.	88,251	651
	Dillard's Inc. Class A	33,546	619
*	HSN Inc.	28,100	567
*	Valassis Communications Inc.	24,400	446
	Superior Industries International Inc.	26,500	405
*	Pier 1 Imports Inc.	75,500	384
*	Steak N Shake Co.	1,130	366
	Sherwin-Williams Co.	5,502	339

* EW Scripps Co. Class A	43,200	301
* Blockbuster Inc. Class B	470,128	277
* Cavco Industries Inc.	7,342	264
* Kirkland's Inc.	13,450	234
* Pre-Paid Legal Services Inc.	5,300	218
DR Horton Inc.	13,561	147
* Ascent Media Corp. Class A	2,330	60
* Fleetwood Enterprises Inc.	2,250,448	5
* Sun-Times Media Group Inc. Class A	130,959	—
		308,576
Consumer Staples (3.0%)
Costco Wholesale Corp.	456,651	27,020
Wal-Mart Stores Inc.	380,199	20,322
Altria Group Inc.	678,669	13,322
Archer-Daniels-Midland Co.	360,300	11,281
Bunge Ltd.	134,400	8,579
Philip Morris International Inc.	147,202	7,094
Estee Lauder Cos. Inc. Class A	138,574	6,701
Kroger Co.	249,731	5,127
Walgreen Co.	129,879	4,769
Del Monte Foods Co.	328,747	3,728
PepsiCo Inc./NC	56,849	3,456
* Dean Foods Co.	138,500	2,499
* Whole Foods Market Inc.	31,200	856
* Pantry Inc.	33,080	450
Nash Finch Co.	11,900	441
* Alliance One International Inc.	57,800	282
Universal Corp./VA	6,000	274
SUPERVALU Inc.	16,485	210
		116,411
Energy (3.2%)
Exxon Mobil Corp.	498,100	33,965
ConocoPhillips	661,200	33,768
Chevron Corp.	372,900	28,710
Devon Energy Corp.	72,100	5,299
* Ensco International PLC ADR	125,700	5,020
Apache Corp.	47,100	4,859
EOG Resources Inc.	36,262	3,528
Schlumberger Ltd.	23,786	1,548
Anadarko Petroleum Corp.	17,200	1,074
World Fuel Services Corp.	38,200	1,023
National Oilwell Varco Inc.	18,814	830
* Petroleum Development Corp.	39,400	718
Baker Hughes Inc.	11,500	466
* Seahawk Drilling Inc.	10,400	234
		121,042
Financials (4.5%)
* Berkshire Hathaway Inc. Class B	5,301	17,419
Capital One Financial Corp.	280,500	10,754
Legg Mason Inc.	339,147	10,229
Goldman Sachs Group Inc.	56,700	9,573
SL Green Realty Corp.	188,461	9,468
Bank of America Corp.	608,168	9,159
Travelers Cos. Inc.	179,200	8,935
Lazard Ltd. Class A	203,114	7,712
* CB Richard Ellis Group Inc. Class A	526,340	7,142
Discover Financial Services	480,100	7,062

	Annaly Capital Management Inc.	360,800	6,260
	MetLife Inc.	162,000	5,727
	PartnerRe Ltd.	70,162	5,238
	Morgan Stanley	174,550	5,167
	Rayonier Inc.	122,200	5,152
	Endurance Specialty Holdings Ltd.	120,623	4,491
	Moody's Corp.	164,778	4,416
	American Express Co.	105,380	4,270
	JPMorgan Chase & Co.	86,522	3,605
	Mercury General Corp.	87,500	3,435
	Transatlantic Holdings Inc.	60,100	3,132
	Prosperity Bancshares Inc.	74,900	3,031
*	MBIA Inc.	716,565	2,852
*	AmeriCredit Corp.	126,600	2,411
*	Conseco Inc.	456,231	2,281
*	PHH Corp.	123,626	1,992
*	Markel Corp.	5,270	1,792
*	MGIC Investment Corp.	289,800	1,675
	PS Business Parks Inc.	31,329	1,568
	M&T Bank Corp.	21,900	1,465
	Platinum Underwriters Holdings Ltd.	30,477	1,167
*	Progressive Corp.	55,570	1,000
	New York Community Bancorp Inc.	62,410	906
	Republic Bancorp Inc./KY Class A	27,308	563
	Allied World Assurance Co. Holdings Ltd.	9,676	446
	Ameriprise Financial Inc.	9,332	362
	Bank of Hawaii Corp.	6,000	282
	Advance America Cash Advance Centers Inc.	45,200	251
	Citigroup Inc.	74,077	245
*,^	Eurocastle Investment Ltd.	275,977	142
*	Washington Mutual Inc.	166,300	23
*,3	JG Wentworth Inc.	1	—
			172,800
Health Care (5.0%)
	Pfizer Inc.	2,972,287	54,066
	AmerisourceBergen Corp. Class A	1,127,642	29,398
	Bristol-Myers Squibb Co.	1,061,070	26,792
	McKesson Corp.	346,200	21,637
	UnitedHealth Group Inc.	513,500	15,651
	Merck & Co. Inc./NJ	422,912	15,453
*	WellPoint Inc.	52,938	3,086
*	Humana Inc.	50,600	2,221
*	Warner Chilcott PLC Class A	66,177	1,884
*	Community Health Systems Inc.	52,200	1,858
	Johnson & Johnson	28,000	1,803
*	Health Management Associates Inc. Class A	209,900	1,526
*	Gentiva Health Services Inc.	52,800	1,426
	Abbott Laboratories	24,600	1,328
*	WellCare Health Plans Inc.	35,700	1,312
	PDL BioPharma Inc.	173,400	1,190
*	Watson Pharmaceuticals Inc.	29,700	1,176
*	Kindred Healthcare Inc.	59,522	1,099
*	Patterson Cos. Inc.	34,392	962
*	Varian Medical Systems Inc.	19,000	890
*	Medco Health Solutions Inc.	13,800	882
*	Emergency Medical Services Corp. Class A	14,400	780
	Invacare Corp.	25,700	641

* Coventry Health Care Inc.	21,800	530
* Magellan Health Services Inc.	12,000	489
* Healthspring Inc.	22,700	400
* Par Pharmaceutical Cos. Inc.	12,400	336
* Universal American Corp.	28,000	328
* Insmed Inc.	353,900	272
		189,416
Industrials (2.4%)
* Kansas City Southern	322,009	10,720
Northrop Grumman Corp.	177,901	9,936
Towers Watson & Co. Class A	189,321	8,997
* Delta Air Lines Inc.	706,176	8,036
Viad Corp.	304,386	6,279
* AMR Corp.	662,639	5,122
SPX Corp.	78,000	4,267
Ingersoll-Rand PLC	117,100	4,185
Raytheon Co.	78,280	4,033
Brink's Co.	138,700	3,376
Skywest Inc.	167,800	2,839
* Hertz Global Holdings Inc.	228,800	2,727
Oshkosh Corp.	65,500	2,425
Pitney Bowes Inc.	100,818	2,295
* US Airways Group Inc.	414,528	2,006
* EMCOR Group Inc.	69,276	1,863
* Armstrong World Industries Inc.	45,837	1,784
* Ultrapetrol Bahamas Ltd.	346,405	1,649
* Avis Budget Group Inc.	125,200	1,643
Deere & Co.	22,424	1,213
* Hawaiian Holdings Inc.	122,800	860
Heidrick & Struggles International Inc.	24,823	775
* DynCorp International Inc. Class A	42,300	607
* AGCO Corp.	15,400	498
Timken Co.	19,274	457
* Dollar Thrifty Automotive Group Inc.	17,300	443
RR Donnelley & Sons Co.	19,200	428
Standex International Corp.	19,500	392
Universal Forest Products Inc.	9,800	361
Aircastle Ltd.	27,600	272
Expeditors International of Washington Inc.	7,683	267
		90,755
Information Technology (6.5%)
International Business Machines Corp.	239,100	31,298
* Computer Sciences Corp.	421,500	24,249
* Western Digital Corp.	533,100	23,536
Automatic Data Processing Inc.	498,900	21,363
Hewlett-Packard Co.	298,540	15,378
* Gartner Inc.	617,489	11,140
Microsoft Corp.	349,392	10,653
* SAIC Inc.	504,600	9,557
Tyco Electronics Ltd.	353,310	8,674
* eBay Inc.	365,806	8,611
* Symantec Corp.	472,000	8,444
* Tech Data Corp.	171,800	8,016
Corning Inc.	404,744	7,816
Xerox Corp.	873,664	7,391
Motorola Inc.	858,700	6,664
* LSI Corp.	955,665	5,744

Earthlink Inc.	536,420	4,458
* IAC/InterActiveCorp	215,200	4,407
* Unisys Corp.	105,313	4,061
* Quest Software Inc.	187,800	3,456
* Lexmark International Inc. Class A	112,500	2,923
* DST Systems Inc.	58,663	2,555
* Google Inc. Class A	4,075	2,526
Seagate Technology	97,442	1,772
* Cisco Systems Inc.	67,600	1,618
* CACI International Inc. Class A	32,800	1,602
* Ingram Micro Inc.	81,200	1,417
* Compuware Corp.	174,735	1,263
* Forrester Research Inc.	43,700	1,134
Microchip Technology Inc.	34,188	994
* TeleTech Holdings Inc.	46,900	939
* Net 1 UEPS Technologies Inc.	45,900	891
* AOL Inc.	32,422	755
* Acxiom Corp.	29,900	401
* Dell Inc.	25,900	372
* Photronics Inc.	83,300	371
* Brightpoint Inc.	46,700	343
* Integral Systems Inc.	38,962	337
* Insight Enterprises Inc.	24,200	276
		247,405
Materials (2.5%)
Lubrizol Corp.	206,700	15,079
Eastman Chemical Co.	219,100	13,199
International Paper Co.	430,600	11,531
MeadWestvaco Corp.	354,400	10,146
* Pactiv Corp.	292,200	7,054
Huntsman Corp.	445,800	5,033
Bemis Co. Inc.	168,600	4,999
Scotts Miracle-Gro Co. Class A	121,963	4,794
Compass Minerals International Inc.	66,100	4,441
Temple-Inland Inc.	138,400	2,922
Schweitzer-Mauduit International Inc.	36,995	2,603
Innophos Holdings Inc.	79,400	1,825
NewMarket Corp.	15,100	1,733
* Louisiana-Pacific Corp.	244,100	1,704
A Schulman Inc.	83,400	1,683
Sonoco Products Co.	55,453	1,622
Rock-Tenn Co. Class A	31,000	1,563
Praxair Inc.	17,943	1,441
* Clearwater Paper Corp.	14,700	808
HB Fuller Co.	22,800	519
Minerals Technologies Inc.	8,200	447
* Omnova Solutions Inc.	58,800	360
Glatfelter	27,000	328
Cabot Corp.	12,000	315
Wausau Paper Corp.	26,200	304
Silgan Holdings Inc.	5,100	295
* Buckeye Technologies Inc.	24,400	238
		96,986
Telecommunication Services (1.2%)
AT&T Inc.	774,700	21,715
* Sprint Nextel Corp.	2,516,000	9,209
* NII Holdings Inc.	210,335	7,063

*	Cincinnati Bell Inc.			1,330,641	4,591
*	Level 3 Communications Inc.			2,150,482	3,290
	USA Mobility Inc.			21,200	233
					46,101
	Utilities (0.1%)
	NiSource Inc.			294,900	4,536

	Total United States				1,394,028
	Total Common Stocks (Cost $3,308,114)				3,717,162
					Market
					Value
		Coupon		Shares	($000)
	Preferred Stock (0.1%)
4	Bank of America Corp. Pfd. (Cost $1,615)	10.000%		107,636	1,606
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Convertible Bonds (0.1%)
	Consumer Discretionary (0.0%)
	Sotheby's Cvt.	3.125%	6/15/13	787	765

	Financials (0.0%)
2	SL Green Realty Corp. Cvt.	3.000%	3/30/27	1,032	948

	Industrials (0.0%)
	AMR Corp. Cvt.	6.250%	10/15/14	452	469
	US Airways Group Inc. Cvt.	7.250%	5/15/14	184	237

	Telecommunication Services (0.1%)
	NII Holdings Inc. Cvt.	3.125%	6/15/12	2,998	2,750

	Total Convertible Bonds (Cost $3,814)				5,169
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (3.2%)[1]
	Money Market Fund (2.8%)
	[5,6] Vanguard Market Liquidity Fund	0.187%		107,624,885	107,625

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.4%)
	[7,8,9] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	15,000	14,999
	Total Temporary Cash Investments (Cost $122,619)				122,624
	Total Investments (100.6%) (Cost $3,436,162)				3,846,561
	Other Assets and Liabilities-Net (-0.6%)[6]				(22,987)
	Net Assets (100%)				3,823,574

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $20,656,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.8%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities was $2,879,000, representing 0.1% of net assets.
3 Restricted security represents 0.0% of net assets.
4 Non-income producing security - new issue that has not paid a dividend as of December 31, 2009.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $21,759,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
8 Securities with a value of $9,999,000 and cash of $5,105,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $1,216,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and

Global Equity Fund

payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	100	27,768	254
Dow Jones EURO STOXX 50 Index	March 2010	604	25,755	635
Topix Index	March 2010	157	15,254	173
FTSE 100 Index	March 2010	135	11,688	206
S&P ASX 200 Index	March 2010	72	7,898	351
MSCI Taiwan Index	January 2010	134	3,961	76

Unrealized appreciation (depreciation) on S & P 500 Index open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
3/24/10	AUD	8,392	USD	7,482	(70)
3/24/10	EUR	14,334	USD	20,562	(236)
3/24/10	GBP	7,110	USD	11,476	(111)
3/17/10	JPY	1,403,963	USD	15,087	(802)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Global Equity Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2009:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – U.S.	1,377,853	6,814	—
Common Stocks - International	191,113	2,141,323	59
Preferred Stocks	1,606	—	—
Convertible Bonds	—	5,169	—
Temporary Cash Investments	107,625	14,999	—
Futures Contracts—Liabilities[1]	(285)	—	—
Forward Currency Contracts—Liabilities	(1,219)	—	—
Total	1,676,693	2,168,305	59
1 Represents variation margin on the last day of the reporting period.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of September 30, 2009	59
Change in Unrealized Appreciation (Depreciation)	—
Balance as of December 31, 2009	59

E. At December 31, 2009, the cost of investment securities for tax purposes was $3,451,084,000. Net unrealized appreciation of investment securities for tax purposes was $395,477,000, consisting of unrealized gains of $752,132,000 on securities that had risen in value since their purchase and $356,655,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (15.4%)
Jarden Corp.	37,900	1,171
* Warnaco Group Inc.	26,500	1,118
* Tempur-Pedic International Inc.	46,900	1,108
* Dana Holding Corp.	101,000	1,095
Tupperware Brands Corp.	22,100	1,029
* Valassis Communications Inc.	52,900	966
* Aeropostale Inc.	28,100	957
* Big Lots Inc.	32,800	951
* Sally Beauty Holdings Inc.	123,400	944
* Group 1 Automotive Inc.	32,200	913
Cooper Tire & Rubber Co.	41,500	832
* WMS Industries Inc.	19,800	792
Finish Line Inc. Class A	62,800	788
* CEC Entertainment Inc.	23,200	741
* Panera Bread Co. Class A	10,900	730
* Rent-A-Center Inc.	37,700	668
* JOS A Bank Clothiers Inc.	15,200	641
Polaris Industries Inc.	14,300	624
* PF Chang's China Bistro Inc.	15,100	572
* La-Z-Boy Inc.	56,400	538
Cracker Barrel Old Country Store Inc.	13,724	521
* Papa John's International Inc.	21,815	510
* Jo-Ann Stores Inc.	12,800	464
* Career Education Corp.	19,800	462
Sinclair Broadcast Group Inc. Class A	107,800	434
Scholastic Corp.	10,700	319
* TRW Automotive Holdings Corp.	13,100	313
* Bally Technologies Inc.	6,200	256
Journal Communications Inc. Class A	65,675	255
John Wiley & Sons Inc. Class A	5,900	247
MDC Holdings Inc.	7,900	245
* Stein Mart Inc.	22,700	242
* HSN Inc.	11,900	240
* Denny's Corp.	89,572	196
* Steven Madden Ltd.	4,600	190
* Carter's Inc.	7,100	186
Gannett Co. Inc.	9,500	141
Thor Industries Inc.	4,400	138
* Steak N Shake Co.	347	112
* Corinthian Colleges Inc.	8,100	112
Sonic Automotive Inc. Class A	10,700	111
* Dolan Media Co.	9,500	97
* Steiner Leisure Ltd.	2,200	87
* Dorman Products Inc.	5,500	86
* LIN TV Corp. Class A	18,100	81
Big 5 Sporting Goods Corp.	4,300	74
* Isle of Capri Casinos Inc.	9,700	73
* Domino's Pizza Inc.	8,400	70
Regis Corp.	4,400	69

* Timberland Co. Class A	3,300	59
* Citi Trends Inc.	1,800	50
* Smith & Wesson Holding Corp.	11,400	47
Cinemark Holdings Inc.	3,200	46
Phillips-Van Heusen Corp.	900	37
Buckle Inc.	1,200	35
Unifirst Corp.	700	34
* AFC Enterprises Inc.	3,900	32
* Talbots Inc.	3,300	29
* Meritage Homes Corp.	1,400	27
* Brookfield Homes Corp.	3,200	26
Harte-Hanks Inc.	2,200	24
Oxford Industries Inc.	1,100	23
Dillard's Inc. Class A	1,200	22
Sturm Ruger & Co. Inc.	2,200	21
* Beazer Homes USA Inc.	4,200	20
* Ulta Salon Cosmetics & Fragrance Inc.	1,100	20
American Greetings Corp. Class A	900	20
* EW Scripps Co. Class A	2,200	15
		24,096
Consumer Staples (3.1%)
Del Monte Foods Co.	100,100	1,135
* Revlon Inc. Class A	32,800	558
Lancaster Colony Corp.	9,400	467
Nu Skin Enterprises Inc. Class A	16,000	430
* Central Garden and Pet Co. Class A	41,206	410
Casey's General Stores Inc.	10,500	335
* TreeHouse Foods Inc.	7,800	303
Coca-Cola Bottling Co. Consolidated	5,200	281
Andersons Inc.	10,000	258
* American Italian Pasta Co.	6,000	209
* Rite Aid Corp.	100,100	151
J&J Snack Foods Corp.	2,900	116
Sanderson Farms Inc.	1,700	72
* Alliance One International Inc.	14,200	69
* Central Garden and Pet Co.	2,700	29
* United Natural Foods Inc.	800	22
Diamond Foods Inc.	600	21
		4,866
Energy (6.2%)
Core Laboratories NV	9,100	1,075
* Oil States International Inc.	27,197	1,069
World Fuel Services Corp.	34,100	914
* Dresser-Rand Group Inc.	28,700	907
* Stone Energy Corp.	46,200	834
* Global Industries Ltd.	103,400	737
Southern Union Co.	30,400	690
* Cal Dive International Inc.	90,800	686
* Bristow Group Inc.	12,500	481
* Matrix Service Co.	40,842	435
* Willbros Group Inc.	23,500	396
* Rosetta Resources Inc.	18,800	375
* PHI Inc.	13,000	269
* Gulfmark Offshore Inc.	8,600	244
CARBO Ceramics Inc.	3,400	232
* James River Coal Co.	10,600	196
* Gulfport Energy Corp.	12,400	142

* Tetra Technologies Inc.	3,200	35
Berry Petroleum Co. Class A	900	26
* International Coal Group Inc.	6,600	26
* Warren Resources Inc.	8,300	20
		9,789
Financials (19.7%)
Endurance Specialty Holdings Ltd.	29,600	1,102
Bank of Hawaii Corp.	22,600	1,064
Ares Capital Corp.	74,600	929
Allied World Assurance Co. Holdings Ltd.	19,300	889
International Bancshares Corp.	46,900	888
Platinum Underwriters Holdings Ltd.	20,200	773
* Dollar Financial Corp.	30,956	732
Nelnet Inc. Class A	40,900	705
* MBIA Inc.	170,600	679
Horace Mann Educators Corp.	54,300	679
Oriental Financial Group Inc.	59,300	640
Highwoods Properties Inc.	18,410	614
Cash America International Inc.	16,213	567
City Holding Co.	16,862	545
UMB Financial Corp.	13,800	543
Brandywine Realty Trust	47,600	543
Trustmark Corp.	23,222	523
PMI Group Inc.	202,500	510
HRPT Properties Trust	76,700	496
CBL & Associates Properties Inc.	50,500	488
* World Acceptance Corp.	13,300	477
FirstMerit Corp.	22,917	462
Senior Housing Properties Trust	20,500	448
American Physicians Capital Inc.	14,772	448
Advance America Cash Advance Centers Inc.	76,200	424
United Bankshares Inc.	21,200	423
* Forestar Group Inc.	18,700	411
Mid-America Apartment Communities Inc.	8,070	390
Douglas Emmett Inc.	27,200	388
Parkway Properties Inc.	18,600	387
Amtrust Financial Services Inc.	32,600	385
U-Store-It Trust	52,300	383
Corporate Office Properties Trust SBI	9,700	355
Mack-Cali Realty Corp.	9,920	343
* Forest City Enterprises Inc. Class A	28,900	340
Equity Lifestyle Properties Inc.	6,700	338
Aspen Insurance Holdings Ltd.	13,000	331
CapLease Inc.	75,100	329
* FPIC Insurance Group Inc.	8,400	324
Extra Space Storage Inc.	27,800	321
Jones Lang LaSalle Inc.	5,270	318
Sovran Self Storage Inc.	8,900	318
Bank of the Ozarks Inc.	10,600	310
PS Business Parks Inc.	6,036	302
Infinity Property & Casualty Corp.	7,200	293
Potlatch Corp.	9,100	290
Colonial Properties Trust	23,670	278
LTC Properties Inc.	10,300	276
SL Green Realty Corp.	5,300	266
Bancfirst Corp.	7,126	264
First Financial Corp.	8,100	247

Montpelier Re Holdings Ltd.	14,000	242
Camden National Corp.	7,400	242
Provident New York Bancorp	28,243	238
Suffolk Bancorp	8,000	238
* ProAssurance Corp.	4,400	236
First Citizens BancShares Inc. Class A	1,400	230
Sun Communities Inc.	11,600	229
Pennsylvania Real Estate Investment Trust	26,970	228
First Financial Bankshares Inc.	4,100	222
* AMERISAFE Inc.	11,400	205
* Grubb & Ellis Co.	153,130	196
First Potomac Realty Trust	14,600	184
NewAlliance Bancshares Inc.	14,900	179
NBT Bancorp Inc.	8,600	175
* Stifel Financial Corp.	2,850	169
Republic Bancorp Inc. Class A	7,600	157
Prosperity Bancshares Inc.	3,500	142
Westamerica Bancorporation	2,300	127
* Credit Acceptance Corp.	3,010	127
Kearny Financial Corp.	12,500	126
NASB Financial Inc.	5,400	126
Chimera Investment Corp.	30,400	118
Baldwin & Lyons Inc.	4,683	115
Community Bank System Inc.	5,800	112
* Cardtronics Inc.	9,900	110
Simmons First National Corp. Class A	3,800	106
Essex Property Trust Inc.	1,200	100
LaSalle Hotel Properties	4,100	87
MFA Financial Inc.	11,200	82
Provident Financial Services Inc.	7,400	79
Student Loan Corp.	1,500	70
Sunstone Hotel Investors Inc.	7,526	67
1st Source Corp.	4,000	64
First Industrial Realty Trust Inc.	12,200	64
Glimcher Realty Trust	21,700	59
* Greenlight Capital Re Ltd. Class A	2,300	54
Arrow Financial Corp.	2,134	53
Tompkins Financial Corp.	1,300	53
Bank Mutual Corp.	7,505	52
DiamondRock Hospitality Co.	5,600	47
Ramco-Gershenson Properties Trust	4,600	44
Great Southern Bancorp Inc.	2,000	43
* First Cash Financial Services Inc.	1,800	40
Taubman Centers Inc.	1,100	40
Southside Bancshares Inc.	2,000	39
Apartment Investment & Management Co.	2,300	37
* Meridian Interstate Bancorp Inc.	4,169	36
Clifton Savings Bancorp Inc.	3,822	36
Park National Corp.	500	29
GAMCO Investors Inc.	600	29
Alexandria Real Estate Equities Inc.	400	26
Unitrin Inc.	1,100	24
Wintrust Financial Corp.	700	22
Trustco Bank Corp.	3,400	21
First Financial Bancorp	1,400	20
Flagstone Reinsurance Holdings Ltd.	1,800	20
SY Bancorp Inc.	900	19
Rockville Financial Inc.	1,800	19

	ESSA Bancorp Inc.	1,600	19
	BankFinancial Corp.	1,800	18
*	Ashford Hospitality Trust Inc.	3,700	17
			30,886
Health Care (12.0%)
*	Human Genome Sciences Inc.	43,300	1,325
*	Valeant Pharmaceuticals International	35,600	1,132
*	Emergency Medical Services Corp. Class A	18,180	984
	STERIS Corp.	27,400	766
*	LifePoint Hospitals Inc.	23,100	751
	Cooper Cos. Inc.	19,600	747
*	American Medical Systems Holdings Inc.	38,700	747
*	Tenet Healthcare Corp.	125,500	676
*	Bio-Rad Laboratories Inc. Class A	6,506	628
*	Health Management Associates Inc. Class A	82,400	599
*	Healthsouth Corp.	31,600	593
*	RehabCare Group Inc.	19,351	589
	Chemed Corp.	11,500	552
	PDL BioPharma Inc.	77,800	534
	Medicis Pharmaceutical Corp. Class A	19,600	530
*	Martek Biosciences Corp.	26,100	494
*	Gentiva Health Services Inc.	17,900	483
*,^ Amedisys Inc.		9,900	481
*	Cepheid Inc.	38,500	480
	Universal Health Services Inc. Class B	14,800	451
*	Dionex Corp.	5,500	406
*	Molina Healthcare Inc.	16,906	387
	Invacare Corp.	15,100	377
*	Kensey Nash Corp.	13,600	347
*	Corvel Corp.	9,900	332
*	Affymetrix Inc.	54,400	318
*	Cyberonics Inc.	15,191	310
*	Immunogen Inc.	39,400	310
*	Amsurg Corp. Class A	13,700	302
*	Healthspring Inc.	14,800	261
*	Bruker Corp.	20,800	251
*	PharMerica Corp.	12,500	198
*	Sirona Dental Systems Inc.	5,400	171
*	Skilled Healthcare Group Inc.	20,614	154
*	Nektar Therapeutics	11,300	105
*	eResearchTechnology Inc.	16,800	101
*	Cambrex Corp.	16,400	92
*	Medivation Inc.	2,200	83
*	Par Pharmaceutical Cos. Inc.	3,000	81
*	Catalyst Health Solutions Inc.	2,200	80
*	Kindred Healthcare Inc.	3,600	66
	Atrion Corp.	400	62
*	Psychiatric Solutions Inc.	2,900	61
*	Cadence Pharmaceuticals Inc.	5,700	55
*	Cell Therapeutics Inc.	45,400	52
*	Watson Pharmaceuticals Inc.	800	32
*	Cantel Medical Corp.	1,500	30
*	Auxilium Pharmaceuticals Inc.	1,000	30
*	Odyssey HealthCare Inc.	1,800	28
*	Sangamo Biosciences Inc.	4,500	27
*	MAP Pharmaceuticals Inc.	2,700	26
*	PSS World Medical Inc.	1,100	25

* Impax Laboratories Inc.	1,700	23
* Triple-S Management Corp. Class B	1,300	23
* Kendle International Inc.	1,200	22
* Arqule Inc.	5,000	18
* Genomic Health Inc.	900	18
		18,806
Industrials (16.2%)
* EMCOR Group Inc.	41,400	1,114
* Avis Budget Group Inc.	81,000	1,063
Towers Watson & Co. Class A	22,100	1,050
* Dollar Thrifty Automotive Group Inc.	37,700	965
* EnerSys	43,576	953
* ACCO Brands Corp.	127,500	928
* Armstrong World Industries Inc.	23,200	903
TransDigm Group Inc.	17,900	850
* General Cable Corp.	28,700	844
* Hawaiian Holdings Inc.	116,700	817
* AirTran Holdings Inc.	150,800	787
Briggs & Stratton Corp.	41,500	776
Lennox International Inc.	19,748	771
Oshkosh Corp.	20,600	763
AO Smith Corp.	17,500	759
Apogee Enterprises Inc.	52,042	729
Triumph Group Inc.	15,100	729
* Chart Industries Inc.	43,800	725
* M&F Worldwide Corp.	18,200	719
* SYKES Enterprises Inc.	26,057	664
* WESCO International Inc.	23,900	646
* Esterline Technologies Corp.	14,100	575
Brink's Co.	21,400	521
* Allegiant Travel Co. Class A	11,000	519
Carlisle Cos. Inc.	14,500	497
Deluxe Corp.	29,400	435
Timken Co.	16,600	394
Werner Enterprises Inc.	18,900	374
* Thomas & Betts Corp.	9,000	322
* ATC Technology Corp.	13,200	315
Ampco-Pittsburgh Corp.	9,930	313
Hubbell Inc. Class B	6,500	307
* MasTec Inc.	22,300	279
Universal Forest Products Inc.	7,400	272
* Cornell Cos. Inc.	10,531	239
Kimball International Inc. Class B	24,500	209
Comfort Systems USA Inc.	15,000	185
AAON Inc.	8,200	160
John Bean Technologies Corp.	9,100	155
* Marten Transport Ltd.	8,500	153
Cubic Corp.	3,900	145
* Powell Industries Inc.	3,793	120
* APAC Customer Services Inc.	19,000	113
Raven Industries Inc.	3,500	111
Ameron International Corp.	1,700	108
* Sterling Construction Co. Inc.	4,500	86
* AZZ Inc.	2,100	69
* GenCorp Inc.	9,100	64
* Metalico Inc.	12,700	62
* Colfax Corp.	5,000	60

*	DynCorp International Inc. Class A	3,800	54
*	Michael Baker Corp.	1,300	54
	Tredegar Corp.	3,300	52
*	Exponent Inc.	1,700	47
	ABM Industries Inc.	2,200	45
*	Beacon Roofing Supply Inc.	2,600	42
	Seaboard Corp.	28	38
	Quanex Building Products Corp.	2,100	36
*	Waste Services Inc.	3,846	35
	American Science & Engineering Inc.	400	30
*	Griffon Corp.	2,300	28
	Aircastle Ltd.	2,800	28
	Encore Wire Corp.	1,300	27
*	Standard Parking Corp.	1,700	27
	Ennis Inc.	1,500	25
*	Trimas Corp.	3,700	25
	Valmont Industries Inc.	300	24
	Crane Co.	700	21
*	Fushi Copperweld Inc.	2,100	21
	Mueller Industries Inc.	800	20
	HNI Corp.	700	19
	Schawk Inc. Class A	1,400	19
	Lawson Products Inc.	1,000	18
*	Tecumseh Products Co. Class B	1,500	17
	Federal Signal Corp.	2,544	15
			25,484
Information Technology (17.3%)
*	Skyworks Solutions Inc.	85,500	1,213
*	Tech Data Corp.	24,900	1,162
*	Unisys Corp.	28,460	1,097
*	PMC - Sierra Inc.	123,800	1,072
*	Genpact Ltd.	69,900	1,042
*	Sanmina-SCI Corp.	91,000	1,004
*	Multi-Fineline Electronix Inc.	32,500	922
*	Sybase Inc.	21,082	915
*	AsiaInfo Holdings Inc.	29,700	905
	Solera Holdings Inc.	21,900	789
*	Quantum Corp.	258,800	758
*	Plexus Corp.	26,265	749
	Syntel Inc.	18,752	713
*	Sohu.com Inc.	12,000	687
*	Lawson Software Inc.	102,700	683
	Earthlink Inc.	81,300	676
*	RF Micro Devices Inc.	135,900	648
*	Gartner Inc.	35,700	644
*	Tessera Technologies Inc.	27,300	635
*	QLogic Corp.	32,600	615
*	Riverbed Technology Inc.	24,900	572
*	Anixter International Inc.	12,000	565
*	InterDigital Inc.	18,700	496
*	Monolithic Power Systems Inc.	20,100	482
*	Mantech International Corp. Class A	8,925	431
*	Acxiom Corp.	31,000	416
*	Conexant Systems Inc.	175,400	407
*	CSG Systems International Inc.	20,784	397
*,^ Synaptics Inc.		12,900	395
*	3Com Corp.	49,800	374

* Tekelec	23,700	362
* TIBCO Software Inc.	35,800	345
* SYNNEX Corp.	11,100	340
* Silicon Laboratories Inc.	6,900	334
* TNS Inc.	12,800	329
iGate Corp.	28,871	289
* Insight Enterprises Inc.	23,700	271
* TriQuint Semiconductor Inc.	43,400	260
* Scansource Inc.	9,000	240
* NeuStar Inc. Class A	10,300	237
* Polycom Inc.	9,500	237
* Semtech Corp.	13,406	228
* STEC Inc.	10,000	163
Jack Henry & Associates Inc.	6,600	153
* Netscout Systems Inc.	8,400	123
* Atheros Communications Inc.	3,300	113
* JDA Software Group Inc.	4,009	102
* Arris Group Inc.	8,700	99
* Wright Express Corp.	3,000	96
* Art Technology Group Inc.	20,800	94
* OSI Systems Inc.	3,400	93
* DTS Inc.	2,686	92
* VistaPrint NV	1,500	85
* Kopin Corp.	19,800	83
* Loral Space & Communications Inc.	2,500	79
Micrel Inc.	9,500	78
* Compuware Corp.	10,000	72
Pegasystems Inc.	1,800	61
* TeleTech Holdings Inc.	2,800	56
* Volterra Semiconductor Corp.	2,700	52
* Interactive Intelligence Inc.	2,522	47
ADTRAN Inc.	2,000	45
* Quest Software Inc.	2,200	40
* Smith Micro Software Inc.	4,300	39
* Cypress Semiconductor Corp.	2,600	27
* Global Cash Access Holdings Inc.	3,600	27
Plantronics Inc.	1,000	26
* Aruba Networks Inc.	2,400	26
* VeriFone Holdings Inc.	1,400	23
* Sonus Networks Inc.	10,700	23
* Omnivision Technologies Inc.	1,500	22
* Vishay Intertechnology Inc.	2,600	22
* SonicWALL Inc.	2,700	21
CTS Corp.	2,100	20
* Diodes Inc.	900	18
* Netgear Inc.	800	17
Agilysys Inc.	1,900	17
* Oplink Communications Inc.	1,000	16
		27,106
Materials (5.0%)
Rock-Tenn Co. Class A	22,000	1,109
* Clearwater Paper Corp.	17,300	951
Innophos Holdings Inc.	37,600	865
Silgan Holdings Inc.	14,800	857
* PolyOne Corp.	99,500	743
Glatfelter	60,637	737
Koppers Holdings Inc.	22,400	682

Schweitzer-Mauduit International Inc.			5,600	394
Worthington Industries Inc.			27,700	362
NewMarket Corp.			3,100	356
* Solutia Inc.			22,500	286
Stepan Co.			3,200	207
* Bway Holding Co.			8,700	167
* Graphic Packaging Holding Co.			29,400	102
A Schulman Inc.			2,200	44
* Buckeye Technologies Inc.			3,500	34
* Boise Inc.			4,200	22
				7,918
Telecommunication Services (0.8%)
* Cincinnati Bell Inc.			160,300	553
NTELOS Holdings Corp.			16,900	301
Atlantic Tele-Network Inc.			3,404	187
* Cogent Communications Group Inc.			8,200	81
USA Mobility Inc.			6,300	69
Consolidated Communications Holdings Inc.			2,600	46
* PAETEC Holding Corp.			5,800	24
* Neutral Tandem Inc.			1,000	23
				1,284
Utilities (3.5%)
Atmos Energy Corp.			41,400	1,217
NorthWestern Corp.			28,900	752
IDACORP Inc.			22,600	722
Avista Corp.			30,400	656
WGL Holdings Inc.			13,600	456
Southwest Gas Corp.			15,200	434
Unisource Energy Corp.			11,900	383
AGL Resources Inc.			8,980	327
Nicor Inc.			7,000	295
PNM Resources Inc.			13,900	176
CMS Energy Corp.			7,200	113
Chesapeake Utilities Corp.			600	19
				5,550
Total Common Stocks (Cost $134,299)				155,785
	Coupon		Shares
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.187%		966,311	966

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	100	100
[4,5] Freddie Mac Discount Notes	0.110%	3/31/10	500	500
				600
Total Temporary Cash Investments (Cost $1,566)				1,566
Total Investments (100.2%) (Cost $135,865)				157,351
Other Assets and Liabilities-Net (-0.2%)[3]				(298)
Net Assets (100%)				157,053

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $304,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $313,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	155,785	—	—
Temporary Cash Investments	966	600	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	156,737	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	March 2010	21	1,310	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2009, the cost of investment securities for tax purposes was $135,865,000. Net unrealized appreciation of investment securities for tax purposes was $21,486,000, consisting of unrealized gains of $29,047,000 on securities that had risen in value since their purchase and $7,561,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 22, 2010

VANGUARD HORIZON FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 22, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.